ALLIANCE
                            ------------------------
                                  INSTITUTIONAL
                            ------------------------
                                    RESERVES
                            ------------------------

                               SEMI-ANNUAL REPORT

                                OCTOBER 31, 2002

                                   (UNAUDITED)

STATEMENT OF NET ASSETS
October 31, 2002 (unaudited)   Alliance Institutional Reserves - Prime Portfolio
================================================================================

 Principal
  Amount
   (000)    Security                       Yield                   Value
--------------------------------------------------------------------------------
            COMMERCIAL
            PAPER-42.0%
            Aegon Funding Corp.
$   25,000  12/19/02................       1.79%             $24,940,333
            American General
            Finance Corp.
    12,000  11/20/02................       1.75               11,988,917
            Australian Wheat
            Board Finance Ltd.
    25,000  11/04/02 (a)............       1.76               24,996,333
            Barton Capital Corp.
    12,000  11/20/02 (a)............       1.79               11,988,663
            CDC Commercial
            Paper
    20,000  11/21/02................       1.74               19,980,667
            Clipper Receivables
            Corp.
     8,000  1/31/03 (a).............       1.68                7,966,027
    25,000  12/20/02 (a)............       1.73               24,941,132
    40,000  11/08/02 (a)............       1.78               39,986,156
    80,000  11/01/02 (a)............       1.90               80,000,000
            Concord Minutemen Co.
    47,500  11/05/02 (a)............       1.95               47,489,708
            Corporate Receivables
            Corp.
    30,000  12/19/02 (a)............       1.78               29,928,800
            Danske Bank
    35,000  12/16/02................       1.70               34,925,625
    20,000  11/13/02................       1.76               19,988,267
            Depfa Bank Europe
            PLC
     3,000  2/28/03 (a).............       1.65                2,983,638
    45,000  1/24/03 (a).............       1.77               44,814,150
            Dresdner Bank AG
    20,000  1/15/03.................       1.72               19,928,333
            Fortis Funding
    40,000  11/20/02 (a)............       1.77               39,962,633
            Galaxy Funding, Inc.
    32,000  11/26/02 (a)............       1.77               31,960,667
            GE Capital
            International Funding
    20,000  12/30/02 (a)............       1.73               19,943,294
    16,000  11/05/02 (a)............       1.75               15,996,889
            General Electric
            Capital Corp.
    16,000  2/28/03.................       1.78               15,905,858
            General Electric
            Financial Assurance
            Holdings
    11,000  11/01/02 (a)............       1.76               11,000,000
            Giro Balanced Funding
            Corp.
    25,000  12/20/02 (a)............       1.75               24,940,451
            Greenwich Funding
            Corp.
    43,000  1/24/03 (a).............       1.72               42,827,427
            HBOS Treasury
            Services PLC
    20,000  11/19/02................       1.76               19,982,400
    16,000  12/27/02................       1.77               15,955,947
            HSBC Bank PLC
    10,000  2/10/03.................       1.68                9,952,867
    16,000  2/18/03.................       1.71               15,917,160
    16,000  12/16/02................       1.73               15,965,400
    20,000  11/15/02................       1.76               19,986,311
            Kitty Hawk Funding
            Corp.
    50,000  11/01/02 (a)............       1.78               50,000,000
            Landesbank Schleswig-
            Holstein Giroze
    16,000  4/15/03.................       1.64               15,880,100
    24,000  12/13/02................       2.40               23,932,800
    24,000  12/16/02................       2.40               23,928,000
    15,000  5/15/03.................       2.59               14,789,562
            Lexington Parker
            Capital Corp.
    16,000  1/13/03 (a).............       1.75               15,943,222
            Montauk Funding
            Corp.
    10,000  12/13/02................       1.77                9,979,350
    15,000  11/07/02................       1.78               14,995,550
            Morgan Stanley
    40,000  11/15/02................       1.77               39,972,467
    50,000  11/01/02................       1.85               50,000,000
            National City Corp.
    16,000  12/06/02................       1.74               15,972,933
     8,000  11/20/02................       1.76                7,992,569
            Newport Funding
            Corp.
    36,000  2/18/03 (a).............       1.68               35,816,880
    17,000  11/15/02 (a)............       1.77               16,988,298
            Norddeutsche
            Landesbank
            Luxemborg
    24,000  12/24/02................       1.78               23,937,107
            San Paolo-IMI
    24,000  11/25/02................       1.76               23,971,840
            Sheffield Receivables
            Corp.
    30,000  11/15/02 (a)............       1.78               29,979,233
            SteamBoat Funding
            Corp.
    81,828  11/07/02 (a)............       1.85               81,802,753
            Tannehill Capital
            Corp.
    22,296  11/07/02 (a)............       1.80               22,289,311
    17,000  11/15/02 (a)............       1.80               16,988,100
            Tasmanian Public
            Finance Corp.
    22,000  11/29/02 (a)............       1.75               21,970,056
            Windmill Funding
            Corp.
    16,000  12/16/02................       1.72               15,965,600

STATEMENT OF NET ASSETS
(continued)                    Alliance Institutional Reserves - Prime Portfolio
================================================================================

 Principal
  Amount
   (000)    Security                      Yield                     Value
--------------------------------------------------------------------------------
            ZCM Matched Funding
            Corp.
$   10,000  12/23/02................       1.79%          $    9,974,144
                                                          --------------
            Total Commercial Paper
            (amortized cost
            $1,330,213,928).........                       1,330,213,928
                                                          --------------
            U.S. GOVERNMENT
            AGENCY
            OBLIGATIONS-33.9%
            Federal Home Loan
            Bank
    20,000  1.70%, 10/30/03.........       1.70               20,000,000
    40,000  1.76%, 11/10/03.........       1.76               40,000,000
    30,000  1.80%, 9/15/03..........       1.80               30,000,000
   125,000  1.848%, 3/19/03 FRN.....       1.85              125,000,000
    30,000  1.85%, 10/28/03.........       1.85               30,000,000
    27,000  1.90%, 9/12/03..........       1.90               27,000,000
    50,000  2.00%, 9/05/03..........       2.00               50,000,000
            Federal Home Loan
            Mortgage Corp.
    25,000  2.00%, 9/09/03..........       2.00               25,000,000
            Federal National
            Mortgage Association
   240,000  1.635%, 5/05/03 FRN.....       1.72              239,905,825
    80,000  1.70%, 11/29/02 FRN.....       1.73               79,998,307
   300,000  1.68%, 3/27/03 FRN......       1.76              299,904,556
            Student Loan
            Marketing Association
   105,000  1.948%, 8/21/03 FRN.....       1.96              104,991,824
                                                          --------------
            Total U.S. Government
            Agency Obligations
            (amortized cost
            $1,071,800,512) ........                       1,071,800,512
                                                          --------------
            CERTIFICIATES OF
            DEPOSIT-16.7%
            Abbey National
            Treasury Services PLC
    24,000  1.78%, 1/27/03..........       1.78               24,000,000
            Bank of Montreal
    23,000  1.77%, 11/15/02.........       1.77               23,000,000
            Bank of Nova Scotia
    20,000  1.74%, 11/15/02.........       1.74               20,000,000
            Canadian Imperial
            Bank of Commerce
     6,000  1.70%, 11/12/02.........       1.75                5,999,902
            Citibank NA
    14,000  1.71%, 2/03/03..........       1.71               14,000,000
    32,000  1.77%, 12/18/02.........       1.77               32,000,000
            Credit Agricole
            Indosuez
    28,000  1.75%, 11/07/02 FRN.....       1.75               28,000,000
    41,000  1.71%, 6/30/03 FRN......       1.76               40,987,416
            J.P. Morgan
            Chase & Co.
    18,000  1.71%, 12/16/02.........       1.71               18,000,000
     8,000  1.71%, 11/29/02.........       1.75                7,999,733
            Landesbank
            Baden-Wurttemberg
    32,000  1.775%, 1/31/03.........       1.77               32,000,402
            Lloyds Bank PLC
    16,000  1.67%, 2/13/03..........       1.67               16,000,000
            Merita-Nordbanken
            PLC
    28,000  2.44%, 12/27/02.........       1.73               28,029,278
            Natexis Banque
            New York Branch
    20,000  1.74%, 11/12/02.........       1.74               20,000,000
    16,000  1.76%, 12/27/02.........       1.76               16,000,000
            Nordea Bank
    20,000  1.71%, 12/16/02.........       1.71               20,000,000
            Nordeutsche
            Landesbank
    16,000  1.69%, 1/31/03..........       1.69               16,000,000
    24,000  2.87%, 3/25/03..........       2.90               23,997,670
            Rabobank Nederland
    23,000  2.76%, 3/24/03..........       3.00               22,979,166
            Royal Bank of
            Scotland PLC
    23,000  1.75%, 11/25/02.........       1.75               23,000,000
    29,000  2.825%, 3/19/03.........       2.85               28,997,839
            SouthTrust Bank,
            Birmington
    16,000  1.69%, 1/31/03..........       1.70               15,999,598
            Wells Fargo Bank
    25,000  1.74%, 12/05/02.........       1.74               25,000,000
    25,000  1.74%, 12/09/02.........       1.74               25,000,000
                                                          --------------
            Total Certificates of
            Deposit (amortized
            cost $526,991,004)......                         526,991,004
                                                          --------------
            REPURCHASE
            AGREEMENT-4.9%
            Paribas Corp.
   155,000  1.93%, dated 10/31/02
            due 11/01/02 in the
            amount of $155,008,310
            (cost $155,000,000;
            collateralized by
            $138,648,000 FHLMC,
            7.00%, due 7/15/05, value
            $158,100,191 (b)........       1.93              155,000,000
                                                          --------------
            CORPORATE
            OBLIGATIONS-4.4%
            Beta Finance, Inc.
    15,000  2.60%, 5/15/03
            MTN (a).................       2.70               14,992,092
            Dorada Finance, Inc.
    24,000  2.795%, 3/17/03
            MTN (a).................       2.80               24,000,000
            Merrill Lynch
            & Co., Inc.
    24,000  2.45%, 3/25/03 MTN......       2.45               24,000,000

                               Alliance Institutional Reserves - Prime Portfolio
================================================================================

 Principal
  Amount
   (000)    Security                       Yield                   Value
--------------------------------------------------------------------------------
            Metlife Funding
            Agreement
$   22,000  1.86%, 7/01/03
            FRN (c).................       1.86%          $   22,000,000
            Sigma Finance, Inc.
    15,000  1.735%, 7/15/03 FRN
            MTN (a).................       1.75               14,998,948
    20,000  1.782%, 5/01/03 FRN
            MTN (a).................       1.79               19,999,005
            Travelers Life Funding
            Agreement
    20,000  1.82%, 11/12/02
            FRN (c).................       1.82               20,000,000
                                                          --------------
            Total Corporate
            Obligations
            (amortized cost
            $139,990,045) ..........                         139,990,045
                                                          --------------
            TOTAL
            INVESTMENTS-101.9%
            (amortized cost
            $3,223,995,489).........                       3,223,995,489
            Other assets less
            liabilities--(1.9%).....                         (61,260,856)
                                                          --------------
            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            1,749,661,520 Class A
            shares, 889,115,666
            Class B shares and
            523,850,320 Class C
            shares outstanding).....                      $3,162,734,633
                                                          ==============

--------------------------------------------------------------------------------

See Glossary of Terms on page 27.

See notes to financial statements.

STATEMENT OF NET ASSETS
October 31, 2002
(unaudited)               Alliance Institutional Reserves - Government Portfolio
================================================================================

 Principal
  Amount
   (000)    Security                      Yield                   Value
-------------------------------------------------------------------------------
            U.S. GOVERNMENT &
            AGENCIES-51.6%
            FEDERAL NATIONAL
            MORTGAGE
            ASSOCIATION-18.6%
$   50,000  1.64%, 5/05/03 FRN......       1.64%           $ 49,980,380
    15,000  12/31/02................       1.65              14,958,750
    50,000  1.68%, 3/27/03 FRN......       1.68              49,984,093
    20,000  12/11/02................       1.68              19,962,667
    20,000  12/18/02................       1.68              19,956,133
    25,000  12/24/02................       1.69              24,937,799
     7,700  2/14/03.................       1.69               7,662,045
     8,848  11/13/02................       1.70               8,842,986
    10,000  12/04/02................       1.70               9,984,417
    16,200  1/29/03.................       1.70              16,135,329
    12,500  9/05/03.................       2.01              12,500,000
                                                           ------------
                                                            234,904,599
                                                           ------------
            FEDERAL HOME
            LOAN BANK-14.3%
     5,548  12/27/02................       1.64               5,533,846
    50,000  1.69%, 3/21/03 FRN......       1.69              49,990,453
     4,640  1/24/03.................       1.69               4,621,703
    15,000  10/30/03................       1.70              15,000,000
    10,000  9/15/03.................       1.80              10,000,000
    50,000  1.85%, 3/19/03 FRN......       1.85              50,000,000
    10,000  10/28/03................       1.85              10,000,000
     5,905  11/03/03................       1.86               5,905,000
    30,000  9/05/03.................       2.00              30,000,000
                                                           ------------
                                                            181,051,002
                                                           ------------
            FEDERAL HOME
            LOAN MORTGAGE
            CORP.-11.0%
    15,000  12/19/02................       1.64              14,967,200
    34,500  12/05/02................       1.64              34,445,260
    24,733  12/26/02................  1.64-1.66              24,670,343
    10,000  12/12/02................       1.70               9,980,639
    15,000  9/05/03.................       2.00              15,000,000
    15,000  9/09/03.................       2.00              15,000,000
    10,000  12/13/02................       2.23               9,973,983
     8,368  11/07/02................       2.31               8,364,778
     7,000  1/16/03.................       2.45               6,998,531
                                                           ------------
                                                            139,400,734
                                                           ------------
            STUDENT LOAN
            MARKETING
            ASSOCIATION-3.9%
    50,000  1.95%, 8/21/03 FRN......       1.95              49,996,107
                                                           ------------
            FEDERAL
            AGRICULTURAL
            MORTGAGE
            ASSOCIATION-3.8%
     4,000  1/08/03.................       1.65               3,987,571
     4,821  1/09/03.................       1.65               4,805,800
    25,000  1/30/03.................       1.66              24,896,250
     6,000  11/25/02................       1.71               5,993,160
     8,195  2/14/03.................       1.71               8,154,314
                                                             47,837,095
                                                           ------------
            Total U.S. Government
            & Agencies
            (amortized cost
            $653,189,537)...........                        653,189,537
                                                           ------------
            REPURCHASE
            AGREEMENTS-48.3%
            ABN AMRO
    25,000  1.73%, dated 9/13/02,
            due 11/18/02 in the
            amount of $25,079,292
            (cost $25,000,000;
            collateralized by
            $25,245,000
            FHLMC, 5.125%,
            due 8/20/12, value
            $25,500,167) (b) .......       1.73             25,000,000
            ABN AMRO
    25,000  1.74%, dated 10/21/02,
            due 11/27/02 in the
            amount of $25,044,708
            (cost $25,000,000;
            collateralized by
            $25,245,000 FHLMC,
            5.125%, due 8/20/12,
            value $25,500,167) (b) .       1.74             25,000,000
            Bank of America Corp.
    15,000  1.71%, dated 9/04/02,
            due 11/12/02 in the
            amount of
            $15,049,163
            (cost $15,000,000;
            collateralized by
            $15,465,580 FNMA,
            6.50%, due 6/01/32,
            value $15,300,001) (b) .       1.71             15,000,000
            Bank of America Corp.
    20,000  1.73%, dated 9/17/02,
            due 12/16/02 in the
            amount of $20,086,500
            (cost $20,000,000;
            collateralized by
            $20,620,733 FNMA,
            6.50%, due 6/01/32,
            value $20,400,001) (b) .       1.73             20,000,000
            Bank of America Corp.
    30,000  1.74%, dated 10/21/02,
            due 11/26/02 in the
            amount of $30,052,200
            (cost $30,000,000;
            collateralized by
            $30,931,159 FNMA,
            6.50%, due 6/01/32,
            value $30,600,001) (b) .       1.74             30,000,000

                          Alliance Institutional Reserves - Government Portfolio
================================================================================

 Principal
  Amount
   (000)    Security                      Yield                  Value
--------------------------------------------------------------------------------
            Bank Of Montreal
$   20,000  1.70%, dated 9/05/02,
            due 11/08/02 in the
            amount of $20,060,444
            (cost $20,000,000;
            collateralized by
            $20,042,500 U.S.
            Treasury Bills and
            Note, 0.00% to
            5.25%, due 12/26/02
            to 8/15/03, value
            $20,400,327) (b) .......       1.70%           $20,000,000
            Bank Of Montreal
    20,000  1.73%, dated 9/12/02,
            due 11/12/02 in the
            amount of $20,058,628
            cost $20,000,000;
            collateralized by
            $20,042,500 U.S.
            Treasury Bills and
            Note, 0.00% to
            5.25%, due 12/26/02
            to 8/15/03, value
            $20,400,327) (b) .......       1.73             20,000,000
            Bank Of New York
    39,900  1.85%, dated 10/31/02,
            due 11/01/02 in the
            amount of $39,902,050
            (cost $39,900,000;
            collateralized by
            $34,290,000 FHLMC,
            6.875%, due 9/15/10,
            value $40,703,087) (b) .       1.85             39,900,000
            CS First Boston Corp.
    10,000  1.73%, dated 10/17/02,
            due 12/17/02 in the
            amount of $10,029,314
            (cost $10,000,000;
            collateralized by
            $16,887,536 FHLMCs,
            3.82% to 5.79%, due
            3/01/19 to 10/01/32,
            value $10,202,535) (b) .       1.73             10,000,000
            CS First Boston Corp.
     5,000  1.75%, dated 10/22/02,
            due 11/21/02 in the
            amount of $5,007,292
            (cost $5,000,000;
            collateralized by
            $9,270,000 FHLMCs,
            5.62%, due 1/01/31,
            value $5,100,609) (b) ..       1.75              5,000,000
            CS First Boston Corp.
    10,000  1.75%, dated 10/17/02,
            due 12/27/02 in the
            amount of $10,034,514
            (cost $10,000,000;
            collateralized by
            $10,045,000 FHLMCs,
            3.82%, due 10/01/32,
            value $10,203,008) (b) .       1.75             10,000,000
            CS First Boston Corp.
    10,000  1.76%, dated 10/17/02,
            due 11/25/02 in the
            amount of $10,019,067
            (cost $10,000,000;
            collateralized by
            $30,184,433 FHLMCs,
            3.82% to 4.86%, due
            11/01/24 to 10/01/32,
            value $10,204,053) (b) .       1.76             10,000,000
            Deutsche Bank
    18,000  1.68%, dated 10/03/02,
            due 12/03/02 in the
            amount of $18,051,240
            (cost $18,000,000;
            collateralized by
            $26,542,926 FNMAs,
            6.50% to 7.28%, due
            11/01/18 to 8/01/32,
            value $18,360,000) (b) .       1.68             18,000,000
            Deutsche Bank
    15,000  1.70%, dated 9/04/02,
            due 11/06/02 in the
            amount of $15,044,625
            (cost $15,000,000;
            collateralized by
            $22,119,105 FNMAs,
            6.50% to 7.28%,
            due 11/01/18 to 8/01/32,
            value $15,300,000) (b) .       1.70             15,000,000
            Deutsche Bank
    30,000  1.75%, dated 10/21/02,
            due 11/22/02 in the
            amount of $30,046,667
            (cost $30,000,000;
            collateralized by
            $44,238,210 FNMAs,
            6.50% to 7.28%, due
            11/01/18 to 8/01/32,
            value $30,600,000) (b) .       1.75             30,000,000

STATEMENT OF NET ASSETS
(continued)              Alliance Institutional Reserves - Government Portfolio
================================================================================

 Principal
  Amount
   (000)    Security (d)                  Yield                     Value
--------------------------------------------------------------------------------
            Goldman Sachs & Co.
$   20,000  1.67%, dated 10/04/02,
            due 12/09/02 in the
            amount of $20,061,233
            (cost $20,000,000;
            collateralized by
            $44,981,944 FHLMC
            and FNMAs, 6.50%
            to 7.00%, due 9/01/11
            to 8/01/32, value
            $20,400,000) ...........       1.67%           $20,000,000
            Goldman Sachs & Co.
     6,000  1.73%, dated 9/12/02,
            due 11/15/02 in the
            amount of $6,018,453
            (cost $6,000,000;
            collateralized by
            $13,494,583 FHLMC
            and FNMAs, 6.50%
            to 7.00%, due 9/01/11
            to 8/01/32, value
            $6,120,000) (b)  .......       1.73              6,000,000
            Goldman Sachs & Co.
    20,000  1.73%, dated 10/21/02,
            due 12/20/02 in the
            amount of $20,057,667
            (cost $20,000,000;
            collateralized by
            $44,981,944 FHLMC
            and FNMAs, 6.50%
            to 7.00%, due 9/01/11
            to 8/01/32, value
            $20,400,000) (b) .......       1.73             20,000,000
            Goldman Sachs & Co.
    18,000  1.74%, dated 9/04/02,
            due 11/04/02 in the
            amount of $18,053,070
            (cost $18,000,000;
            collateralized by
            $40,483,749 FHMLC
            and FNMAs, 6.50%
            to 7.00%, due 9/01/11
            to 8/01/32, value
            $18,360,000) (b) .......       1.74             18,000,000
            Greenwich Funding
            Corp.
    20,000  1.72%, dated 10/17/02,
            due 12/23/02 in the
            amount of $20,064,022
            (cost $20,000,000;
            collateralized by
            $19,948,045 FHLMCs
            and FNMAs, 6.00%
            to 7.50%, due 10/01/22
            to 11/01/32, value
            $20,401,633) (b) .......       1.72             20,000,000
            Greenwich Funding
            Corp.
    20,000  1.74%, dated 10/17/02,
            due 11/20/02 in the
            amount of $20,032,867
            (cost $20,000,000;
            collateralized by
            $31,672,842 FGLMC
            and FNMAs, 6.00%
            to 7.50%, due 5/01/16
            to 1/01/29, value
            $20,401,522) (b) .......       1.74             20,000,000
            Greenwich Funding
            Corp.
    25,000  1.74%, dated 10/23/02,
            due 12/06/02 in the
            amount of $25,053,167
            (cost $25,000,000;
            collateralized by
            $36,711,401 FGLMC
            and FNMAs, 5.50%
            to 7.50%, due 11/01/17
            to 11/01/29, value
            $25,502,676) (b) .......       1.74             25,000,000
            Lehman Brothers, Inc.
    20,000  1.60%, dated 10/30/02,
            due 1/27/03 in the
            amount of $20,079,111
            (cost $20,000,000;
            collateralized by
            $22,965,000 FNMA,
            5.59%, due 2/01/32,
            value $20,399,358) (b) .       1.60             20,000,000
            Lehman Brothers, Inc.
    20,000  1.62%, dated 10/30/02,
            due 1/06/03 in the
            amount of $20,061,200
            (cost $20,000,000;
            collateralized by
            $25,821,101 FNMA,
            6.231%, due 3/01/32,
            value $20,402,763) (b) .       1.62             20,000,000
            Lehman Brothers, Inc.
    25,000  1.74%, dated 10/22/02,
            due 11/21/02 in the
            amount of $25,036,250
            (cost $25,000,000;
            collateralized by
            $30,192,831 FNMA,
            5.59%, due 2/01/32,
            value $25,500,541) (b) .       1.74             25,000,000

                          Alliance Institutional Reserves - Government Portfolio
================================================================================

 Principal
  Amount
   (000)    Security (d)                  Yield                     Value
--------------------------------------------------------------------------------
            Morgan Stanley
$   10,000  1.70%, dated 9/04/02,
            due 11/18/02 in the
            amount of $10,035,417
            (cost $10,000,000;
            collateralized by
            $10,264,579 FNMAs,
            5.35% to 5.95%, due
            3/01/12 to 8/01/32,
            value $10,210,200) (b) .       1.70%           $   10,000,000
            Morgan Stanley
    15,000  1.70%, dated 8/30/02,
            due 12/02/02 in the
            amount of $15,066,583
            (cost $15,000,000;
            collateralized by
            $15,396,868 FNMAs,
            5.35% to 5.95%,
            due 3/01/12 to 8/01/32,
            value $15,315,301) (b) .       1.70                15,000,000
            Morgan Stanley
    15,000  1.71%, dated 8/30/02,
            due 11/05/02 in the
            amount of $15,047,738
            (cost $15,000,000;
            collateralized by
            $15,396,868 FNMAs,
            5.35% to 5.95%, due
            3/01/12 to 8/01/32,
            value $15,315,301) (b) .       1.71                15,000,000
            Morgan Stanley
     5,000  1.74%, dated 10/22/02,
            due 11/18/02 in the
            amount of $5,006,525
            (cost $5,000,000;
            collateralized by
            $5,132,289 FNMAs,
            5.35% to 5.95%, due
            3/01/12 to 8/01/32,
            value $5,105,100) (b) ..       1.74                 5,000,000
            Salomon
            Smith Barney, Inc.
    25,000  1.71%, dated 10/28/02,
            due 12/30/02 in the
            amount of $25,074,288
            (cost $25,000,000;
            collateralized by
            $54,983,527 FHLMCs
            and FNMAs, 4.67%
            to 9.75%, due 9/01/07
            to 8/01/38, value
            $25,529,540) (b) .......       1.71                25,000,000
            Salomon
            Smith Barney, Inc.
    15,000  1.72%, dated 9/20/02,
            due 11/19/02 in the
            amount of $15,043,000
            (cost $15,000,000;
            collateralized by $32,990,116
            FHLMCs and
            FNMAs, 4.67% to 9.75%,
            due 9/01/07 to 8/01/38,
            value $15,317,904) (b) .       1.72                15,000,000
            Salomon
            Smith Barney, Inc.
    20,000  1.74%, dated 10/24/02,
            due 11/29/02 in the
            amount of $20,027,600
            (cost $20,000,000;
            collateralized by
            $43,986,822
            FHLMCs and FNMAs,
            4.67% to 9.75%, due
            9/01/07 to 8/01/38,
            value $20,423,872) (b) .       1.74                20,000,000
            UBS Finance, Inc.
    20,000  1.70%, dated 9/05/02,
            due 11/05/02 in he
            amount of $20,057,611
            (cost $20,000,000;
            collateralized by
            $18,830,000 FNMA,
            5.50%, due 3/15/11,
            value $20,401,080) (b) .       1.70                20,000,000
                                                           --------------
            Total Repurchase
            Agreements (amortized
            cost $611,900,000) .....                          611,900,000
                                                           --------------
            TOTAL
            INVESTMENTS-99.9%
            (amortized cost
            $1,265,089,537).                                1,265,089,537
            Other assets less
            liabilities--0.1% ......                            1,483,079
                                                           --------------
            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            728,853,066 Class A
            shares, 351,157,720
            Class B shares and
            186,632,876 Class C
            shares outstanding) ....                       $1,266,572,616
                                                           ==============

--------------------------------------------------------------------------------

See Glossary of Terms on page 27.

See notes to financial statements.

STATEMENT OF NET ASSETS
October 31, 2002
(unaudited)                 Alliance Institutional Reserves - Tax Free Portfolio
================================================================================

 Principal
  Amount
   (000)    Security (d)                     Yield                   Value
--------------------------------------------------------------------------------
            MUNICIPAL
            BONDS-93.9%
            ALABAMA-1.1%
            Alabama Special Care
            Facilities Authority
$   13,000  (Ascension
            Health Credit)
            Series 99B
            11/15/39 (e) ..............       1.90%            $13,000,000
            Decatur IDB
     1,700  (BP Amoco)
            Series 01 AMT
            11/01/35 (e) ..............       2.05               1,700,000
            Mobile Medical
            Clinic Board
     2,620  (Spring Hill
            Professional Ltd.)
            Series 96
            2/01/11 (e) ...............       1.95               2,620,000
                                                               -----------
                                                                17,320,000
                                                               -----------
            ARIZONA-2.0%
            Apache County IDA
     5,000  (Tuscon Electric Power)
            Series 83A
            12/15/18 (e) ..............       1.85               5,000,000
            Arizona School District
            TAN
     8,100  Series 03
            7/31/03 ...................       1.40               8,135,786
            Phoenix IDA
    12,000  (Desert Botanical
            Garden Project)
            7/01/35 (e) ...............       1.90              12,000,000
            Pima IDA
     5,000  (Senior Living Facilities
            Louisiana Posada)
            Series 02A
            5/01/32 (e) ...............       1.95               5,000,000
                                                               -----------
                                                                30,135,786
                                                               -----------
            ARKANSAS-0.6%
            Greene County IDA
     4,200  (Jimmy Sanders, Inc.)
            Series 99 AMT
            8/01/09 (e) ...............       2.05               4,200,000
            Warren Solid Waste
            Disposal
     5,150  (Potlatch Corp. Project)
            4/01/12 (e) ...............       1.95               5,150,000
                                                               -----------
                                                                 9,350,000
                                                               -----------
            CALIFORNIA-2.4%
            California Department
            of Water
    16,000  (Power Supply Revenue
            Bonds) FSA Series C-7
            5/01/22 (e) ...............       1.80              16,000,000
            California Department
            of Water
     5,000  (Power Supply Revenue
            Bonds) Series C-9
            5/01/22 (e) ...............       1.80               5,000,000
            California RAN
     8,000  (Index Notes)
            Series 03C
            6/20/03 ...................       1.80               8,000,000
            Los Angeles
            Department of
            Water & Power
     7,200  (Electric Plant Revenue
            Bonds) Series 01B-3
            7/01/34 (e) ...............       1.95               7,200,000
                                                               -----------
                                                                36,200,000
                                                               -----------
            COLORADO-0.5%
            Traer Creek
     7,300  (Metropolitan District
            Company Revenue)
            Series 02
            10/01/21 (e) ..............       1.90               7,300,000
                                                               -----------
            DELAWARE-0.8%
            Delaware Economic
            Development Authority
            IDR
    12,100  (Delaware Clean
            Power Project Motiva
            Enterprise)
            Series 97A AMT
            8/01/29 (e) ...............       1.95              12,100,000
                                                               -----------
            DISTRICT OF
            COLUMBIA-0.7%
            Metropolitan Airport
            Authority System
            Revenue FSA
    11,500  Series 02C AMT
            10/01/21 (e) ..............       1.95              11,500,000
                                                               -----------
            FLORIDA-4.3%
            Broward County
            HFA MFHR
     6,500  (Sawgrass Pines
            Apartments Project)
            Series 93A AMT
            11/01/23 (e) ..............       1.95               6,500,000
            Florida HFA MFHR
     4,500  (EEE-Carlton Arms II)
            12/01/08 (e) ..............       1.90               4,500,000
            Highlands County HFA
    13,640  (Adventist Health
            System) Series A
            11/15/27 (e) ..............       1.95              13,640,000

                            Alliance Institutional Reserves - Tax Free Portfolio
================================================================================

 Principal
  Amount
   (000)    Security (d)                     Yield                   Value
--------------------------------------------------------------------------------
            Hillsborough IDA
$    7,000  (Tampa Metro Area
            YMCA Project)
            Series 00
            3/01/25 (e) ...............       1.90%            $ 7,000,000
            Palm Beach County
            School Board COP
    10,500  Series 02B FSA
            8/01/27 (e) ...............       1.75              10,500,000
            St. Johns County IDA
     9,800  (Glenmoor at St. Johns
            Project) Series 99C
            1/01/07 (e) ...............       1.85               9,800,000
            Tampa
     7,000  (Occupational License
            Tax) FGIC Series C
            10/01/27 (e) ..............       1.80               7,000,000
            Tampa Educational
            Facilities Revenue
     7,840  (Academy Holy Names
            Project) Series 01
            3/01/22 (e) ...............       1.85               7,840,000
                                                               -----------
                                                                66,780,000
                                                               -----------
            GEORGIA-4.1%
            Atlanta TAN
    12,500  Series 02A
            12/31/02 ..................       1.65              12,500,000
            Bibb County
            Development Authority
     6,000  (Trustee of Mount
            De Sales Academy)
            Series 00
            3/01/20 (e) ...............       1.85               6,000,000
            Columbia Elderly
            Authority Residential
            Care Facilities
     3,175  (Augusta Residential
            Center on Aging)
            Series 90
            1/01/21 (e) ...............       1.85               3,175,000
            Floyd County
            Development Authority
            Revenue
     6,900  (Darlington School
            Project) Series 02
            9/01/22 (e) ...............       1.95               6,900,000
            Fulton County
            Development Authority
            Revenue
    12,000  (Woodward Academy
            Inc. Project)
            Series 02
            12/01/27 (e) ..............       1.90              12,000,000
            Fulton County MFHR
    13,600  (Spring Creek Crossing)
            Series 94
            10/01/24 (e) ..............       1.86              13,600,000
            Gainsville & Hall
            County
     7,500  (Senior Living Facility
            Lanier Village)
            Series 99A
            11/15/10 (e) ..............       2.00               7,500,000
            Richmond County
            SWDR
       600  (Evergreen Nylon
            Recycling)
            Series 98 AMT
            7/01/32 (e) ...............       1.95                 600,000
                                                               -----------
                                                                62,275,000
                                                               -----------
            IDAHO-0.3%
            Idaho Housing
            Authority MFHR
     4,400  (Balmoral Apts.
            Project) AMT
            5/01/32 (e) ...............       2.10               4,400,000
                                                               -----------
            ILLINOIS-5.6%
            Aurora Kane &
            DuPage IDR
     5,980  (Jania Family LLC
            Project) Series 99 AMT
            12/01/29 (e) ..............       2.10               5,980,000
            Chicago Board of
            Education FSA
    10,000  (Unlimited Tax GO
            Bonds) Series 00D
            3/01/32 (e) ...............       1.85              10,000,000
            Chicago Illinois
    10,000  (Homestart Program)
            Series A
            6/01/05 (e) ...............       1.95              10,000,000
            Des Plaines Cook
            County IDR
     6,125  (CP Partners LLC
            Project)
            Series 97A
            11/01/15 (e) ..............       2.10               6,125,000

STATEMENT OF NET ASSETS
(continued)                 Alliance Institutional Reserves - Tax Free Portfolio
================================================================================

 Principal
  Amount
   (000)    Security (d)                     Yield                   Value
--------------------------------------------------------------------------------
            Illinois Development
            Finance Authority
$    5,100  (Contemporary Art
            Museum)
            Series 94
            2/01/29 (e) ...............       1.90%            $ 5,100,000
            Illinois Development
            Finance Authority
            MFHR
     5,300  (Cinnamon Lake
            Towers) Series 97 AMT
            4/15/37 (e) ...............       1.95               5,300,000
            Illinois Health Facilities
            Authority
     5,660  (Franciscan Eldercare)
            Series 96E
            5/15/27 (e) ...............       1.95               5,660,000
            Illinois Health Facilities
            Authority FSA
    14,200  (Resurrection Health
            Project) Series 99A
            5/15/29 (e) ...............       2.00              14,200,000
            Illinois Health Facilities
            Authority FSA
     7,750  (Resurrection Health
            Project) Series 99B
            5/15/29 (e) ...............       1.85               7,750,000
            Illinois Housing
            Development
            Authority MFHR
     6,715  (Hyde Park Tower)
            Series 00A AMT
            11/01/28 (e) ..............       2.05               6,715,000
            Lemont Environmental
            Facilities
     3,825  (Citgo Petroleum)
            Series 02 AMT
            5/01/32 (e) ...............       2.10               3,825,000
            Tinley Park Special
            Assessment District
     4,915  (Millennium Lakes
            Development)
            2/01/08 (e) ...............       1.90               4,915,000
                                                               -----------
                                                                85,570,000
                                                               -----------
            INDIANA-3.8%
            City of Indianapolis
     7,050  (Local Public
            Improvement Bond)
            Series 02A
            1/09/03 ...................       1.48               7,062,499
            Gibson County PCR
     5,000  (Toyota Motor
            Manufacturing Project)
            Series 97 AMT
            10/01/27 (e) ..............       1.90               5,000,000
            Gibson County PCR
     3,000  (Toyota Motor
            Manufacturing Project)
            Series 99A AMT
            1/01/29 (e) ...............       1.90               3,000,000
            Indiana Health Facility
            Financing Authority
     2,500  (Golden Years
            Homestead)
            Series 02A
            6/01/25 (e) ...............       1.90               2,500,000
            Indiana Health Facility
            Financing Authority
    12,445  (Senior Living
            Greencroft Obligation)
            Series 00
            9/01/30 (e) ...............       1.95              12,445,000
            Indiana Development
            Finance Authority
    25,000  (Indianapolis Museum
            Art) Series 01
            2/01/36 (e) ...............       1.90              25,000,000
            Whiting PCR
     3,100  (Amoco Oil Co.Project)
            Series 00 AMT
            7/01/31 (e) ...............       2.05               3,100,000
                                                               -----------
                                                                58,107,499
                                                               -----------
            IOWA-0.7%
            Iowa Higher Education
            Loan Authority Revenue
     7,500  (Luther College Project)
            Series 02
            9/01/32 (e) ...............       2.00               7,500,000
            Orange City IDR
     4,000  (Vogel Enterprises Ltd)
            Series 02 AMT
            4/01/17 (e) ...............       2.10               4,000,000
                                                               -----------
                                                                11,500,000
                                                               -----------
            KANSAS-1.3%
            Kansas Development
            Finance Authority
            MFHR
    10,830  (Summit Woods
            Apartment Project)
            Series 02G-1 AMT
            4/15/35 (e) ...............       2.05              10,830,000

                            Alliance Institutional Reserves - Tax Free Portfolio
================================================================================

 Principal
  Amount
   (000)    Security (d)                     Yield                   Value
--------------------------------------------------------------------------------
            Lenexa Health Care
            Facility
$    9,160  (Lakeview Village)
            Series A
            5/15/26 (e) ...............       1.95%            $ 9,160,000
                                                               -----------
                                                                19,990,000
                                                               -----------
            KENTUCKY-5.1%
            Breckinridge County
    15,930  (Kentucky Association
            of County Leasing
            Trust) Series 99
            12/01/29 (e) ..............       1.90              15,930,000
            Breckinridge County
     9,345  (Kentucky Association of
            County Leasing Trust)
            Series 01A
            2/01/31 (e) ...............       1.90               9,345,000
            Henderson
     3,870  (Kentucky Hospital
            Association Health
            Facilities)
            Series 00A
            12/01/30 (e) ..............       2.00               3,870,000
            Jefferson County
            Industrial Building
     7,565  (Franciscan Eldercare
            Service) Series 01
            5/15/30 (e) ...............       1.95               7,565,000
            Jefferson County
            Student Housing
    14,135  (University of
            Louisville Phase II)
            Series 02A
            7/01/32 (e) ...............       1.90              14,135,000
            Jeffersontown
     9,510  (League of Cities Fund
            Trust) Series 00
            3/01/30 (e) ...............       1.90               9,510,000
            Kentucky Asset /
            Liability Comm TRAN
    11,000  (General Fund Revenue)
            Series 03B
            6/26/03 ...................       1.91              11,000,000
            Louisville & Jefferson
            County
     7,500  (Special Facilities: UPS
            Worldwide Project)
            Series 99A AMT
            1/01/29 (e) ...............       2.00               7,500,000
                                                               -----------
                                                                78,855,000
                                                               -----------
            LOUISIANA-1.0%
            Ascension Parish IDR
    10,800  (BASF Corporation
            Project) Series 98 AMT
            12/01/28 (e) ..............       2.15              10,800,000
            Lake Charles Harbor
            & Revenue District
     3,400  (Conoco, Inc. Project)
            Series 99B AMT
            9/01/12 (e) ...............       1.95               3,400,000
            Lincoln Parish SWDR
       900  (Willamette Industries
            Project) Series 96 AMT
            4/01/26 (e) ...............       1.90                 900,000
                                                               -----------
                                                                15,100,000
                                                               -----------
            MAINE-0.6%
            Maine Finance
            Authority IDR
     9,000  (Jackson Laboratory
            Issue) Series 02
            7/01/31 (e) ...............       1.90               9,000,000
                                                               -----------
            MARYLAND-0.6%
            Maryland Economic
            Development Authority
     7,000  (Student Housing:
            University of Maryland)
            Series 02
            11/01/31 (e) ..............       1.86               7,000,000
            Maryland Stadium
            Authority
     1,950  (Sports Facilities Lease)
            Series 99 AMT
            12/15/19 (e) ..............       1.95               1,950,000
                                                               -----------
                                                                 8,950,000
                                                               -----------
            MASSACHUSETTS-3.6%
            Massachusetts GO
    24,600  (Central Artery)
            Series 00A
            12/01/30 (e) ..............       2.00              24,600,000
            Massachusetts
            Development Finance
            Agency
    30,000  (Masonic Nursing
            Home) Series 02
            7/01/32 (e) ...............       1.97              30,000,000
                                                               -----------
                                                                54,600,000
                                                               -----------
            MICHIGAN-3.0%
            City of Detroit
     5,200  (Sewage Disposal
            System) FGIC
            Series 01 C-2
            7/01/29 (e) ...............       1.85               5,200,000

STATEMENT OF NET ASSETS
(continued)                 Alliance Institutional Reserves - Tax Free Portfolio
================================================================================

 Principal
  Amount
   (000)    Security (d)                     Yield                   Value
--------------------------------------------------------------------------------
            Michigan Municipal
            Bond Authority RAN
$    8,000  Series 02 C-1
            8/22/03 ...................       1.40%            $ 8,053,980
            Michigan State
            Hospital Finance
            Authority
     6,400  (Mt. Clemens General
            Hospital) Series 00
            3/01/15 (e) ...............       1.90               6,400,000
            Saline Area Schools
    10,755  Series 02
            5/01/30 (e) ...............       1.85              10,755,000
            Wayne Charter
            County Airport
            Revenue
    15,000  (Detroit Metro Wayne
            Airport)
            Series 01 FSA AMT
            12/01/08 (e) ..............       1.88              15,000,000
                                                               -----------
                                                                45,408,980
                                                               -----------
            MINNESOTA-0.3%
            Coon Rapids
     3,335  (Health Central
            System Project)
            8/01/15 (e) ...............       1.90               3,335,000
            Olmsted County COP
       900  (Human Services
            Campus Infrastructure)
            Series 85
            8/01/05 (e) ...............       1.85                 900,000
                                                               -----------
                                                                 4,235,000
                                                               -----------
            MISSISSIPPI-1.5%
            Mississippi Business
            Finance Corp.
    14,500  (Jackson Medical Mall
            Foundation)
            Series 00A
            11/01/18 (e) ..............       1.90              14,500,000
            Mississippi Business
            Finance Corp.
     6,000  (Mississippi State
            University Foundation,
            Inc. Project)
            Series 02
            3/01/12 (e) ...............       1.95               6,000,000
            Mississippi Business
            Finance Corp. IDR
     3,300  (Producers Feed
            Company Project)
            Series 01 AMT
            6/01/12 (e) ...............       2.05               3,300,000
                                                               -----------
                                                                23,800,000
                                                               -----------
            MISSOURI-1.0%
            Missouri HEFA
    15,000  (Lutheran Senior
            Services)
            Series 00
            2/01/31 (e) ...............       1.95              15,000,000
                                                               -----------
            NEBRASKA-0.7%
            Lancaster County
            Hospital Authority
    11,350  (Immanuel Health
            System)
            Series 00A
            7/01/30 (e) ...............       2.05              11,350,000
                                                               -----------
            NEVADA-2.0%
            Clark County School
            District GO
     5,635  FSA Series 01A
            6/15/21 (e) ...............       1.95               5,635,000
            Clark County SWDR
     3,400  (Nevada Cogeneration
            Association 2) AMT
            12/01/22 (e) ..............       2.05               3,400,000
            Director Business
            & Industry PCR
    11,500  (Barrick Goldstrike
            Mines)
            Series 99 AMT
            6/01/29 (e) ...............       1.95              11,500,000
            Henderson Public
            Improvement Trust
            MFHR
     4,150  (Pueblo Verde 1 Apts.)
            Series 95A
            8/01/26 (e) ...............       2.00               4,150,000
            Nevada Housing
            Division MFHR
     1,750  (City Center
            Las Vegas Project)
            Series 02A AMT
            4/01/35 (e) ...............       1.95               1,750,000
            Nevada Housing
            Division MFHR
     3,755  (Parkway Plaza
            Apartments)
            Series 02A AMT
            4/15/35 (e) ...............       1.95               3,755,000
                                                               -----------
                                                                30,190,000
                                                               -----------
            NEW HAMPSHIRE-0.5%
            New Hampshire HEFA
     3,450  (Hunt Community Issue)
            Series 96
            5/01/26 (e) ...............       1.95               3,450,000

                            Alliance Institutional Reserves - Tax Free Portfolio
================================================================================

 Principal
  Amount
   (000)    Security (d)                     Yield                   Value
--------------------------------------------------------------------------------
            New Hampshire HEFA
$    5,000  Southern New Hampshire
            Medical Center)
            Series 01
            10/01/30 (e) ..............       1.95%            $ 5,000,000
                                                               -----------
                                                                 8,450,000
                                                               -----------
            NEW YORK-4.3%
            East Meadow Union
            Free School District
            BAN
    14,000  Series 03
            8/22/03 ...................       1.43              14,029,996
            Half Hollow Hills
            Central School District
            TAN
     3,500  (Huntington & Babylon)
            6/26/03 ...................       1.43               3,518,407
            New York City Water
            Finance Authority
    12,900  (Water & Sewer System
            Revenue) FGIC
            Series 94G
            6/15/24 (e) ...............       1.90              12,900,000
            New York City Water
            Finance Authority
    27,300  (Water & Sewer System
            Revenue) Series 00C
            6/15/33 (e) ...............       1.99              27,300,000
            New York GO
     2,500  Series 94A
            8/01/23 (e) ...............       1.95               2,500,000
            New York State Job
            Development Authority
     5,800  Series A1-25 AMT
            3/01/07 (e) ...............       1.95               5,800,000
                                                               -----------
                                                                66,048,403
                                                               -----------
            NORTH
            CAROLINA-2.9%
            North Carolina
            Capital Facilities
            Finance Agency
     7,300  (Capital Area YMCA
            Project) Series 02
            5/01/22 (e) ...............       1.90               7,300,000
            North Carolina
            Capital Facilities
            Finance Agency
     2,500  (Goodwill Community
            Foundation Project)
            Series 02
            4/01/22 (e) ...............       1.85               2,500,000
            North Carolina
            Capital Facilities
            Finance Agency
       100  (Greenboro Day School
            Project) Series 01
            7/01/21 (e) ...............       1.85                 100,000
            North Carolina
            Capital Facilities
            Finance Agency
     5,700  (Student Housing
            Facility Revenue)
            Series 01
            7/01/32 (e) ...............       1.50               5,700,000
            North Carolina
            Capital Facilities
            Finance Agency
     2,000  (Wolfpack Club Project)
            Series 02
            4/01/12 (e) ...............       1.85               2,000,000
            North Carolina
            Educational Facilities
            Financial Agency
     4,070  (Cardinal Gibbons
            High School) Series 99
            8/01/14 (e) ...............       1.85               4,070,000
            North Carolina GO
       650  (Public Improvement)
            Series 02E
            5/01/21 (e) ...............       1.80                 650,000
            North Carolina
            Medical Care
            Community
     7,700  (First Mtg-Brookwood
            Project) Series 01C
            1/01/07 (e) ...............       1.95               7,700,000
            North Carolina
            Medical Care
            Community
     6,820  (Northeast Medical
            Center Project)
            Series 02B
            11/01/32 (e) ..............       1.75               6,820,000
            North Carolina
            Medical Care
            Community
            Retirement Facilities
            Revenue
     1,190  (Aldersgate Project)
             Series 01
            1/01/31 (e) ...............       1.95               1,190,000
            Raleigh Durham
            Airport
       370  FGIC Series 02 AMT
            11/01/17 (e) ..............       1.85                 370,000

STATEMENT OF NET ASSETS
(continued)                 Alliance Institutional Reserves - Tax Free Portfolio
================================================================================

 Principal
  Amount
   (000)    Security (d)                     Yield                   Value
--------------------------------------------------------------------------------
            University of North
            Carolina Chapel Hill
$    5,200  (UNC Hospital at
            Chapel Hill)
            Series 01B
            2/15/31 (e) ...............       2.00%            $ 5,200,000
            University of North
            Carolina Chapel Hill
       410  (Board of Governors)
            Series 01B
            12/01/25 (e) ..............       1.75                 410,000
                                                               -----------
                                                                44,010,000
                                                               -----------
            OHIO-2.9%
            Ashtabula Area
            School District BAN
    14,000  Series 02A
            11/20/02 ..................       1.30              14,006,289
            Cuyahoga Health Care
     2,715  (Judson Retirement
            Community) Series 00
            11/15/19 (e) ..............       2.00               2,715,000
            Franklin County
            MFHR
     2,750  (Hanover Ridge Apts.)
            Series 00 AMT
            12/15/30 (e) ..............       2.00               2,750,000
            Ohio Air Quality
            Development Authority
            Revenue
     4,300  (JMG Funding LP)
            Series 94A AMT
            4/01/28 (e) ...............       1.88               4,300,000
            Ohio Higher
            Educational
            Facility Revenue
    20,275  (Pooled Financing
            Program) Series 02A
            9/01/27 (e) ...............       1.85              20,275,000
            Warren County
     1,100  (Pioneer Industrial
            Components Project)
            Series 85
            12/01/05 (e) ..............       2.10               1,100,000
                                                               -----------
                                                                45,146,289
                                                               -----------
            OKLAHOMA-2.6%
            Muskogee Medical
            Center Authority
            Revenue
     7,500  Series 02
            10/01/32 (e) ..............       1.90               7,500,000
            Tulsa County
            Industrial Authority
            Revenue
    32,860  (Montereau Warren
            Woods Project)
            Series 02A
            7/01/32 (e) ...............       2.00              32,860,000
                                                               -----------
                                                                40,360,000
                                                               -----------
            OREGON-0.6%
            Oregon State Housing
            & Community Services
            SFMR
    10,000  Series J
            9/25/03 ...................       1.50              10,000,000
                                                               -----------
            PENNSYLVANIA-2.6%
            Allegheny County
            Hospital Development
            Authority
     2,405  (Presbyterian University
            Hospital) Series 88 B1
            3/01/18 (e) ...............       1.90               2,405,000
            Allegheny County IDA
     6,740  (United Jewish Federation
            Project) Series 96A
            10/01/26 (e) ..............       1.90               6,740,000
            Elk County IDA
     3,000  (Willamette Industrial
            Project) Series 92 AMT
            8/01/10 (e) ...............       1.90               3,000,000
            Emmaus General
            Authority Revenue
     2,100  (Bond Pool Program)
            Series 89F-17
            3/01/24 (e) ...............       1.90               2,100,000
            Philadelphia Hospital
            & Higher Education
    13,000  (Wills Eye Hospital
            Project) Series 00
            11/01/30 (e) ..............       1.90              13,000,000
            Philadelphia IDA
     6,840  (Cliveden Maplewood
            Project) Series 99
            1/01/24 (e) ...............       1.90               6,840,000
            Philadelphia School
            District TRAN
     5,200  Series 02
            6/30/03 ...................       1.50               5,242,402
                                                               -----------
                                                                39,327,402
                                                               -----------
            SOUTH
            CAROLINA-1.8%
            South Carolina Jobs
            EDA
     2,600  (Baptist Ministries)
            Series 00
            7/01/20 (e) ...............       1.86               2,600,000
            South Carolina Jobs
            EDA
    12,400  (Sisters Charity Province
            Hospital) Series 01
            12/01/31 (e) ..............       1.92              12,400,000
            South Carolina Jobs
            EDA
    12,000  (Southeastern Fly Ash
            Company Project)
            Series 00 AMT
            1/01/14 (e) ...............       1.94              12,000,000
                                                               -----------
                                                                27,000,000
                                                               -----------

                            Alliance Institutional Reserves - Tax Free Portfolio
================================================================================

 Principal
  Amount
   (000)    Security (d)                      Yield                  Value
--------------------------------------------------------------------------------
            TENNESSEE-4.3%
            Clarksville Public
            Building Authority
$   12,000  (Pooled Financing
            Program) Series 01
            7/01/31 (e) ...............       2.00%            $12,000,000
            Clarksville Public
            Building Authority
     8,705  Series 97
            11/01/27 (e) ..............       1.85               8,705,000
            Hendersonville
            Educational Facility
     5,000  (Pope John Paul II
            High School) Series 00
            12/01/20 (e) ..............       1.85               5,000,000
            Knox Health
            Educational
            & Housing Board
     9,795  (Laughlin Memorial
            Hospital, Inc.) Series 01A-1
            10/01/28 (e) ..............       1.95               9,795,000
            Nashville & Davidson
            County IDB
    10,000  (YMCA Project) Series 98
            12/01/18 (e) ..............       1.85              10,000,000
            Shelby County TAN
    10,000  Series 02A
            6/30/03 ...................       1.90              10,000,000
            Stewart County IDR
    10,000  (Standard Gypsum Project)
            Series 99B AMT
            5/01/34 (e) ...............       1.95              10,000,000
                                                               -----------
                                                                65,500,000
                                                               -----------
            TEXAS-9.7%
            Bexar Health Facility
            Development Corp.
    10,000  (Air Force Village)
            8/15/30 (e) ...............       1.95              10,000,000
            Grapevine Industrial
            Development Corp.
     6,000  (Trencor Jetco, Inc.) AMT
            4/01/19 (e) ...............       1.95               6,000,000
            Gulf Coast IDA
     1,000  (Citgo Petroleum Corp.)
            Series 94 AMT
            4/01/26 (e) ...............       2.10               1,000,000
            Gulf Coast PCR
     6,350  (Amoco Oil Co.)
            Series 93 AMT
            5/01/23 (e) ...............       2.05               6,350,000
            Jefferson County PCR
    12,000  (Texaco Inc Project)
            Series 94
            10/01/24 (e) ..............       2.00              12,000,000
            Mesquite Texas Health
            Facilities Development
     8,000  (Retirement Facility)
            Series 00C
            2/15/30 (e) ...............       1.95               8,000,000
            Metropolitan Higher
            Education Authority
     6,770  (University of Dallas)
            Series 99
            5/01/19 (e) ...............       1.90               6,770,000
            North Central Health
            Facility Development
     6,900  (Northwest Senior
            Housing Corp.
            Edgemere Project)
            Series C
            11/15/29 (e) ..............       1.95               6,900,000
            North Texas Higher
            Education Authority
     5,815  (Student Loan)
            Series 98 AMT
            12/01/05 (e) ..............       1.95               5,815,000
            Panhandle Plains
            Higher Education
            Authority
     3,300  (Student Loan Revenue)
            Series 91B AMT
            6/01/21 (e) ...............       1.90               3,300,000
            Panhandle Plains
            Higher Education
            Authority
    24,000  (Student Loan Revenue)
            Series 93A AMT
            6/01/23 (e) ...............       1.90              24,000,000
            Texas Small Business
            IDR
    12,965  (Public Facilities
            Capital Access)
            7/01/26 (e) ...............       1.90              12,965,000
            Texas TRAN
    45,000  Series 03
            8/29/03 ...................       1.39              45,497,640
                                                               -----------
                                                               148,597,640
                                                               -----------
            VIRGINIA-6.0%
            Brunswick County IDA
     5,200  (Aegis Waste Solutions
            Inc) Series 96 AMT
            1/01/17 (e) ...............       1.90               5,200,000
            Capital Region Airport
     6,000  (Passenger Facility
            Charge Revenue) Series B
            6/01/29 (e) ...............       1.85               6,000,000
            Chesapeake Hospital
            Authority
    16,300  (Chesapeake General
            Hospital) Series 01A
            7/01/31 (e) ...............       1.90              16,300,000
            Chesapeake Hospital
            Authority
     4,000  (Chesapeake General
            Hospital) Series 01B
            7/01/31 (e) ...............       1.90               4,000,000

STATEMENT OF NET ASSETS
(continued)                 Alliance Institutional Reserves - Tax Free Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(d)                       Yield                  Value
--------------------------------------------------------------------------------
            Clarke County
            IDA FSA
$   16,415  (Winchester Medical
            Center, Inc.) Series 00
            1/01/30 (e) ...............       1.95%            $16,415,000
            Dinwiddie County IDR
     4,200  (Chaparral Steel Project)
            Series 99A AMT
            8/01/29 (e) ...............       2.10               4,200,000
            Fairfax County IDR
     3,180  (Fair Lakes/ D&K LP)
            Series 96 AMT
            8/01/16 (e) ...............       1.94               3,180,000
            Harrisonburg IDA
     3,100  (Wachovia Pooled Loan
            Program) Series 00
            8/01/23 (e) ...............       1.86               3,100,000
            Harrisonburg
            Redevelopment &
            Housing Authority
            MFHR
     4,000  (Stoney Ridge /
            Dale Forest) Series 02
            8/01/32 (e) ...............       1.85               4,000,000
            Henrico County EDA
     4,000  (Infineon Technologies
            Richmond)
            Series 01 AMT
            3/01/31 (e) ...............       1.95               4,000,000
            Henrico County EDA
    16,000  (White Oak
            Semiconductor)
            Series 00D AMT
            10/01/27 (e) ..............       1.95              16,000,000
            King George County
            IDA
     3,000  (Birchwood Power
            Project) Series 96A AMT
            4/01/26 (e) ...............       2.00               3,000,000
            Louisa County IDA
     2,000  (University of Virginia
            Health Services
            Foundation) Series 00
            10/01/30 (e) ..............       1.88               2,000,000
            Peninsula Ports
            Authority Coal
            Terminal Revenue
     3,700  (Dominion Terminal
            Project) Series 87D
            7/01/16 (e) ...............       2.00               3,700,000
                                                               -----------
                                                                91,095,000
                                                               -----------
            WASHINGTON-3.8%
            Issaquah Commercial
            Properties
    24,000  Series 01B
            2/15/21 (e) ...............       1.90              24,000,000
            Port of Port Angeles
            IDR
     3,000  (Daishowa America
            Project)
            Series 92B AMT
            8/01/07 (e) ...............       2.00               3,000,000
            Washington EDA IDR
     4,850  (Pacific Coast
            Shredding)
            Series 99D AMT
            8/01/14 (e) ...............       2.10               4,850,000
            Washington Housing
            Finance Commission
    10,835  (Living Care Centers
            Project) Series 00
            10/01/30 (e) ..............       1.90              10,835,000
            Washington Housing
            Finance Commission
            MFHR
     7,840  (Glenbrooke Apartments)
            Series 97A AMT
            7/01/29 (e) ...............       1.95               7,840,000
            Washington State
            Public Power Supply
            System
     8,045  (Electric Revenue:
            Nuclear Project No. 1)
            Series 93 1A1
            7/01/17 (e) ...............       1.90               8,045,000
                                                               -----------
                                                                58,570,000
                                                               -----------
            WEST VIRGINIA-0.6%
            Keyser IDR
     1,300  (Keyser Associates
            Project)
            7/01/14 (e) ...............       1.90               1,300,000
            Marion County SWDR
     2,300  (Grant Town Project)
            Series 90D AMT
            10/01/17 (e) ..............       1.95               2,300,000
            West Virginia Hospital
            Finance Authority
     5,085  (WVHA Pooled Loan
            Financing Program)
            Series 00A
            8/01/30 (e) ...............       2.15               5,085,000
                                                               -----------
                                                                 8,685,000
                                                               -----------
            WISCONSIN-3.7%
            Appleton Redevelopment
            Authority
    11,700  (Fox Cities Performing
            Arts Center) Series 01B
            6/01/36 (e) ...............       1.95              11,700,000
            Campbell Wisconsin
            IDA
     4,715  (Skipperliner Industries
            Project) Series 00 AMT
            5/01/20 (e) ...............       2.00               4,715,000

                            Alliance Institutional Reserves - Tax Free Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(d)                       Yield                  Value
--------------------------------------------------------------------------------
            Manitowoc IDR
$    1,618  (Jagemann Stamping
            Co.) Series 98 AMT
            4/01/11 (e) ...............       2.00%            $ 1,618,000
            Milwaukee RAN
    22,000  Series 02B
            8/28/03 ...................       1.43              22,235,978
            Wisconsin HEFA
     7,000  (Aurora Health Care, Inc.)
            Series 99C
            2/15/29 (e) ...............       1.85               7,000,000
            Wisconsin HEFA
     2,555  (Grace Lutheran
            Foundation Project)
            Series 99
            7/01/14 (e) ...............       1.90               2,555,000
            Wisconsin Housing &
            Economic Development
            Authority
     6,225  (Home Ownership
            Revenue Bonds)
            Series 02C
            9/01/16 (e) ...............       1.85               6,225,000
                                                            --------------
                                                                56,048,978
                                                            --------------
            Total Municipal Bonds
            (amortized cost
            $1,437,855,977)  ..........                      1,437,855,977
                                                            --------------
            COMMERCIAL
            PAPER-5.4%
            FLORIDA-0.7%
            Indian River
     7,100  (Hospital District)
            Series 90
            1/10/03 ...................       1.40               7,100,000
            Miami-Dade Aviation
     3,853  (Miami International
            Airport) Series A AMT
            11/06/02 ..................       1.40               3,853,000
                                                            --------------
                                                                10,953,000
                                                            --------------
            KENTUCKY-2.0%
            Pendleton County
    30,000  (Kentucky Association
            of County Leasing)
            11/01/02 ..................       1.40              30,000,000
                                                            --------------
            MASSACHUSETTS-0.3%
            Massachusetts
            Development
            Finance Agency
     5,200  (Mass Development CP
            Project 2 Issue) Series B
            12/13/02 ..................       1.40               5,200,000
                                                            --------------
            MINNESOTA-0.8%
            St. Paul Metropolitan
            Airport
    11,600  (Sub Revenue Notes)
            Series B AMT
            11/01/02 ..................       1.45              11,600,000
                                                            --------------
            TEXAS-1.6%
            Austin Comb Utility
            System
            (Travis & Williamson
            County) Series A
     9,599  11/08/02 ..................       1.45               9,599,000
    15,000  1/17/03 ...................       1.45              15,000,000
                                                            --------------
                                                                24,599,000
                                                            --------------
            Total Commercial Paper
            (amortized cost
            $82,352,000) ..............                         82,352,000
                                                            --------------
            TOTAL
            INVESTMENTS-99.3%
            (amortized cost
            $1,520,207,977) ...........                      1,520,207,977
            Other assets less
            liabilities-0.7% ..........                         10,649,146
                                                            --------------
            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            773,315,028 Class A
            shares, 584,806,181
            Class B shares and
            172,818,612 Class C
            shares outstanding) .......                     $1,530,857,123
                                                            ==============

--------------------------------------------------------------------------------

See Glossary of Terms on page 27.

See notes to financial statements.

STATEMENT OF NET ASSETS
October 31, 2002
(unaudited)                    Alliance Institutional Reserves - Trust Portfolio
================================================================================

 Principal
  Amount
   (000)    Security                         Yield                   Value
--------------------------------------------------------------------------------
            COMMERCIAL
            PAPER-46.1%
            Aegon Funding Corp.
$    5,000  11/01/02 ..................       1.67%            $ 5,000,000
     7,000  12/19/02 ..................       1.79               6,983,293
            American General
            Finance Corp.
     4,000  11/20/02 ..................       1.75               3,996,306
            Australian Wheat
            Board Finance Ltd.
    10,000  12/13/02 (a) ..............       1.77               9,979,350
            Banque Caisse
            d'Epargne L'Etat
    25,000  2/27/03 ...................       1.66              24,863,972
            Banque Generale
            Du Luxembourg
    10,000  1/21/03 ...................       1.78               9,959,950
            Barton Capital Corp.
     4,644  11/20/02 (a) ..............       1.79               4,639,613
            CDC Commercial
            Paper
    13,000  11/07/02 ..................       1.73              12,996,252
    10,000  11/15/02 ..................       1.73               9,993,272
     5,000  11/21/02 ..................       1.74               4,995,167
            Clipper Receivables
            Corp.
     3,000  1/31/03 (a) ...............       1.68               2,987,260
    10,000  11/08/02 (a) ..............       1.78               9,996,539
    10,000  11/01/02 (a) ..............       1.90              10,000,000
            Concord Minutemen
    16,500  11/05/02 (a) ..............       1.95              16,496,425
            Corporate Receivable
            Corp.
    20,000  12/19/02 (a) ..............       1.70              19,952,533
            Danske Bank
     8,000  12/16/02 ..................       1.70               7,983,000
    12,000  11/13/02 ..................       1.76              11,992,960
            Depfa Bank Europe
            PLC
     7,000  2/28/03 ...................       1.65               6,961,821
    10,000  1/24/03 ...................       1.77               9,958,700
            Dresdner Bank
     7,000  1/15/03 ...................       1.72               6,974,917
            Fortis Funding
     5,000  11/20/02 (a) ..............       1.77               4,995,329
            Galaxy Funding, Inc.
    11,000  11/26/02 (a) ..............       1.77              10,986,479
            GE Capital
            International Funding
     5,000  12/30/02 (a) ..............       1.73               4,985,824
     6,000  11/05/02 (a) ..............       1.75               5,998,833
            General Electric
            Capital Corp.
     5,000  2/28/03 ...................       1.78               4,970,580
            General Electric
            Financial Assurance
            Holdings, Inc.
     4,000  11/01/02 (a) ..............       1.76               4,000,000
            Giro Balanced Funding
            Corp.
     5,000  12/20/02 (a) ..............       1.75               4,988,090
    15,977  2/20/03 (a) ...............       1.79              15,888,820
     9,955  2/18/03 (a) ...............       1.80               9,900,745
            Goldman Sachs
            Group L.P.
     5,000  2/14/03 (a) ...............       1.78               4,974,042
            Greenwich Funding
            Corp.
    13,000  1/24/03 (a) ...............       1.72              12,947,827
            HBOS Treasury
            Services PLC
     5,000  11/19/02 ..................       1.76               4,995,600
     5,000  12/12/02 ..................       1.77               4,989,921
     5,000  12/27/02 ..................       1.77               4,986,233
            HSBC Bank PLC
     6,000  2/10/03 ...................       1.68               5,971,720
     6,000  2/18/03 ...................       1.71               5,968,935
    10,000  11/15/02 ..................       1.76               9,993,156
    10,000  2/24/03 ...................       1.77               9,943,458
            ING American Insurance
            Holdings, Inc.
    10,000  12/12/02 ..................       1.76               9,979,956
            KBC Financial Products
            Ltd.
     8,000  12/23/02 ..................       1.74               7,979,893
            Kitty Hawk Funding
            Corp.
    20,000  11/01/02 (a) ..............       1.78              20,000,000
            Landesbank Schleswig-
            Holstein Giroze
     6,000  4/15/03 ...................       1.64               5,955,038
     4,000  12/13/02 ..................       2.40               3,988,800
     4,000  12/16/02 ..................       2.40               3,988,000
     6,000  5/15//03 ..................       2.59               5,915,825
            Lexington Parker
            Capital Corp.
     6,000  1/13/03 (a) ...............       1.75               5,978,708
            Merrill Lynch & Co.,
            Inc.
     5,000  2/21/03 ...................       1.69               4,973,711
            Montauk Funding Corp.
     3,000  12/13/02 ..................       1.77               2,993,805
     4,000  11/07/02 ..................       1.78               3,998,813
    10,000  11/25/02 ..................       1.78               9,988,133
            Morgan Stanley
            Dean Witter
     8,000  11/15/02 ..................       1.77               7,994,493
            National City Corp.
     5,000  12/06/02 ..................       1.74               4,991,542
     3,000  11/20/02 ..................       1.76               2,997,213
            Newport Funding Corp.
    12,000  2/18/03 (a) ...............       1.68              11,938,960
     5,000  11/15/02 (a) ..............       1.77               4,996,558
            Norddeutsche
            Landesbank
            Luxembourg S.A.
     9,000  12/24/02 ..................       1.78               8,976,415

                               Alliance Institutional Reserves - Trust Portfolio
================================================================================

 Principal
  Amount
   (000)    Security                          Yield                  Value
--------------------------------------------------------------------------------
            Prudential PLC
$    8,000  11/25/02 ..................       1.74%           $  7,990,720
            San Paolo-IMI
     8,000  11/25/02 ..................       1.76               7,990,613
            Sheffield Receivables
            Corp.
    11,000  11/15/02 (a) ..............       1.78              10,992,386
            SteamBoat Funding
            Corp.
    10,000  11/07/02 (a) ..............       1.85               9,996,900
            Wells Fargo Financial
    10,000  12/19/02 ..................       1.74               9,976,800
            Windmill Funding
            Corp.
     6,000  12/16/02 ..................       1.72               5,987,100
            ZCM Matched
            Funding Corp.
     5,000  12/23/02 ..................       1.79               4,987,072
                                                              ------------
            Total Commercial Paper
            (amortized cost
            $513,754,376) .............                        513,754,376
                                                              ------------
            U.S. GOVERNMENT
            AGENCY
            OBLIGATIONS-27.7%
            Federal Home
            Loan Bank
     8,000  1.70%, 10/30/03 ...........       1.70               8,000,000
    12,000  1.76%, 11/10/03 ...........       1.76              12,000,000
    12,500  1.80%, 9/15/03 ............       1.80              12,500,000
    15,000  1.85%, 10/28/03 ...........       1.85              15,000,000
    35,000  1.848%, 3/19/03 FRN .......       1.85              35,000,000
     9,000  1.90%, 9/12/03 ............       1.90               9,000,000
     9,000  1.96%, 9/16/03 ............       1.96               9,000,000
    20,000  1.965%, 10/08/03 ..........       1.97              19,999,119
    23,000  2.00%, 9/05/03 ............       2.00              23,000,000
            Federal Home Loan
            Mortgage Corp.
     5,000  12/13/02 ..................       1.49               4,986,000
     5,000  2.00%, 9/09/03 ............       2.00               5,000,000
            Federal National
            Mortgage Association
    50,000  1.635%, 5/05/03 FRN .......       1.72              49,980,380
    15,000  1.70%, 11/29/02 FRN .......       1.73              14,999,683
    60,000  1.68%, 3/27/03 FRN ........       1.76              59,980,911
            Student Loan
            Marketing Association
    30,000  1.948%, 8/21/03 FRN .......       1.96              29,997,664
                                                              ------------
            Total U.S. Government
            Agency Obligations
            (amortized cost
            $308,443,757) .............                        308,443,757
                                                              ------------
            CERTIFICATES OF
            DEPOSIT-18.6%
            Abbey National
            Treasury Services PLC
    11,000  1.78%, 1/27/03 ............       1.78              11,000,000
            Bank of Montreal
    11,000  1.77%, 11/15/02 ...........       1.77              11,000,000
            Bank of Nova Scotia
     7,000  1.74%, 11/15/02 ...........       1.74               7,000,000
            Citibank NA
    10,000  1.71%, 2/03/03 ............       1.71              10,000,000
    11,000  1.77%, 12/18/02 ...........       1.77              11,000,000
            Credit Agricole
            Indosuez
    10,000  2.41%, 3/28/03 ............       1.65              10,029,777
     9,000  1.75%, 11/07/02 ...........       1.75               9,000,000
    14,000  1.71%, 6/30/03 FRN ........       1.76              13,995,703
            J.P. Morgan
            Chase & Co.
     7,000  1.71%, 12/16/02 ...........       1.71               7,000,000
     3,000  1.71%, 11/29/02 ...........       1.75               2,999,900
            Landesbank
            Baden-Wurttemberg
    15,000  1.775%, 1/31/03 ...........       1.77              15,000,189
            Lloyds Bank PLC
     6,000  1.67%, 2/13/03 ............       1.67               6,000,000
            Merita-Nordbanken
            PLC
    10,000  2.44%, 12/27/02 ...........       1.73              10,010,457
            Natexis Banque
            New York Branch
     7,000  1.74%, 11/12/02 ...........       1.74               7,000,000
     5,000  1.76%, 12/27/02 ...........       1.76               5,000,000
            Nordea Bank
     6,000  1.71%, 12/16/02 ...........       1.71               6,000,000
            Norddeutsche
            Landesbank
     6,000  1.69%, 1/31/03 ............       1.69               6,000,000
     4,000  2.87%, 3/25/03 ............       2.90               3,999,612
            Rabobank Nederland
     5,000  2.76%, 3/24/03 ............       3.00               4,995,471
            Royal Bank of
            Scotland PLC
     8,000  1.75%, 11/25/02 ...........       1.75               8,000,000
     6,000  2.825%, 3/19/03 ...........       2.85               5,999,553
            SouthTrust Bank,
            Birmingham
     6,000  1.69%, 1/31/03 ............       1.70               5,999,849
            Wells Fargo Bank
    15,000  1.74%, 12/05/02 ...........       1.74              15,000,000
    15,000  1.74%, 12/09/02 ...........       1.74              15,000,000
                                                              ------------
            Total Certificates
            of Deposit
            (amortized cost
            $207,030,511) .............                        207,030,511
                                                              ------------
            REPURCHASE
            AGREEMENT-4.9%
            Paribas Corp.
    55,000  1.93%, dated 10/31/02
            due 11/01/02 in the
            amount of $55,002,949
            (cost $55,000,000;
            collateralized by
            $49,198,000 FNMA,
            7.00%, due 7/15/05,
            value $56,100,436 .........       1.93              55,000,000

STATEMENT OF NET ASSETS
(continued)                    Alliance Institutional Reserves - Trust Portfolio
================================================================================

 Principal
  Amount
   (000)    Security                          Yield                  Value
--------------------------------------------------------------------------------
            CORPORATE
            OBLIGATIONS-3.4%
            Beta Finance, Inc.
$    6,000  2.60%, 5/15/03
            MTN (a) ...................       2.60%         $    5,996,837
            Dorada Finance, Inc.
     5,000  2.795%, 3/17/03
            MTN (a) ...................       2.80               5,000,000
            Merrill Lynch & Co.,
            Inc.
     4,000  2.45%, 3/25/03 MTN ........       2.45               4,000,000
            Metlife Funding
            Agreement
     8,000  1.86%, 7/01/03
            FRN (c) ...................       1.86               8,000,000
            Sigma Finance, Inc.
     5,000  1.735%, 7/15/03
            FRN MTN (a) ...............       1.75               4,999,649
     5,000  1.782%, 5/01/03
            FRN MTN (a) ...............       1.79               4,999,751
            Travelers Life
            Funding Agreement
     5,000  1.82%, 11/12/02
            FRN(c) ....................       1.82               5,000,000
                                                            --------------
            Total Corporate
            Obligations
            (amortized cost
            $37,996,237) ..............                         37,996,237
                                                            --------------
            TOTAL
            INVESTMENTS-100.7%
            (amortized cost
            $1,122,224,881) ...........                      1,122,224,881
            Other assets less
            liabilities-(0.7%)  .......                         (8,327,767)
                                                            --------------
            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            1,113,897,496 Class A
            shares outstanding)........                     $1,113,897,114
                                                            ==============

--------------------------------------------------------------------------------

See Glossary of Terms on page 27.

See notes to financial statements.

STATEMENT OF NET ASSETS
October 31, 2002
(unaudited)                 Alliance Institutional Reserves - Treasury Portfolio
================================================================================

 Principal
  Amount
   (000)    Security                     Yield                   Value
--------------------------------------------------------------------------------
            U.S. GOVERNMENT
            OBLIGATIONS-97.9%
            U.S. TREASURY
            BILLS-97.9%
$   20,000  2/27/03............     1.606-1.62%             $ 19,894,947
    20,000  1/23/03............      1.50-1.61                19,929,375
     5,000  2/13/03............           1.60                 4,977,033
    15,000  2/20/03............      1.20-1.62                14,925,692
     5,000  3/20/03............           1.60                 4,969,304
    25,000  12/19/02...........      1.55-1.66                24,946,800
    10,000  1/16/03............           1.64                 9,965,589
     5,000  2/06/03............           1.61                 4,978,444
     4,000  3/27/03............           1.60                 3,974,207
    10,000  12/05/02...........      1.40-1.60                 9,984,889
    19,700  11/21/02...........      1.60-1.67                19,682,293
     5,000  3/13/03............           1.61                 4,970,713
    15,000  12/12/02...........      1.61-1.63                14,972,467
    15,000  11/29/02...........           1.64                14,980,925
    15,000  1/30/03............      1.53-1.61                14,941,000
    33,000  12/26/02...........      1.61-1.64                32,918,646
                                                            ------------
            Total U.S.
            Government
            Obligations
            (amortized cost
            $221,012,324)......                              221,012,324
                                                            ------------
            TOTAL
            INVESTMENTS-97.9%
            (amortized cost
            $221,012,324).......                            $221,012,324
            Other assets less
            liabilities-2.1%.....                              4,631,424
                                                            ------------
            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            98,013,572 Class A
            shares, 69,009,521
            Class B shares
            and 58,486,547
            Class C shares
            outstanding).........                           $225,643,748
                                                            ============

--------------------------------------------------------------------------------

See Glossary of Terms on page 27.

See notes to financial statements.

STATEMENT OF NET ASSETS                        Alliance Institutional Reserves -
October 31, 2001 (unaudited)                       California Tax-Free Portfolio
================================================================================

 Principal
  Amount
   (000)    Security (d)                   Yield                  Value
--------------------------------------------------------------------------------
            MUNICIPAL
            BONDS-87.0%
            CALIFORNIA-85.0%
            ABAG Finance
            Authority AMT
$    1,500  (Acton Courtyard
            Apartments)
            Series 02A MFHR
            4/01/37(e)..............       1.95%            $ 1,500,000
            ABAG Finance
            Authority COP
     2,625  (Harker School
            Foundation) Series 98
            1/01/23 (e).............       1.90               2,625,000
            Alameda County IDR
       775  (Heat & Control,
            Inc. Project)
            Series 95A AMT
            11/01/25 (e)............       2.00                 775,000
            Big Bear Lake IDR
     4,400  (Southwest Gas Corp.)
            Series 93A AMT
            12/01/28 (e)............       1.95               4,400,000
            California Community
            College Financing TRAN
     2,000  Series 02A
            6/30/03.................       1.68               2,017,135
            California Health
            Facilities Financing
            Authority
     5,800  (Adventist Health
            Systems) Series 02A
            9/01/25 (e).............       1.95               5,800,000
            California Health
            Facilities Financing
            Authority
     1,400  (Adventist Health
            Systems) Series 02B
            9/01/25 (e).............       1.95               1,400,000
            California Pollution
            Control Finance
            Authority
     2,400  (Homestake Mining Co.)
            Series 84A PCR
            5/01/04 (e).............       1.85               2,400,000
            California Pollution
            Control Finance
            Authority
     3,500  (South Lake Refuse
            Company Project)
            Series 02A AMT
            10/01/17 (e)............       2.00               3,500,000
            California Pollution
            Control Finance
            Authority
     3,000  (Mission Trail Waste
            Systems) Series 02A
            AMT SWDR
            12/01/13 (e)............       1.75               3,000,000
            California Pollution
            Control Finance
            Authority
     4,000  (Norcal Waste Systems)
            Series 02A AMT SWDR
            7/01/27 (e).............       2.00               4,000,000
            California Pollution
            Control Finance
            Authority
     1,200  (Shell Oil Co.)
            Series 94A AMT
            PCR SWDR
            10/01/24 (e)............       2.00               1,200,000
            California Pollution
            Control Finance
            Authority
     5,590  (Sunset Waste Paper, Inc.)
            Series 00A AMT SWDR
            11/01/20 (e)............       1.95               5,590,000
            California Pollution
            Control Finance
            Authority
     4,205  (Sunset Waste Paper, Inc.)
            Series 02A AMT SWDR
            11/01/11 (e)............       2.00               4,205,000
            California Pollution
            Control Finance
            Authority
       490  (West Valley
            Manufacturing Project)
            Series 97A AMT
            SWDR
            6/01/12 (e).............       2.05                 490,000
            California School
            Cash Reserve Program
     5,000  (Pool Bonds 10%
            AMBAC Insured)
            Series 02A
            7/03/03.................       1.67               5,043,719
            California State RAN
     7,000  Series 02A
            6/20/03.................       1.57               7,040,720
            California State
            Department of Water
     6,000  (Power Supply Revnue
            Bonds) Series 02C-4
            5/01/22 (e).............       1.80               6,000,000

                                               Alliance Institutional Reserves -
                                                   California Tax-Free Portfolio
================================================================================

 Principal
  Amount
   (000)    Security (d)                   Yield                   Value
--------------------------------------------------------------------------------
            California Statewide
            Community
            Development
            Authority MFHR
$    3,350  (Aegis of Aptos Project)
            Series 98Y AMT
            6/01/33 (e).............       1.90%            $  3,350,000
            California Statewide
            Community
            Development
            Authority MFHR
     5,760  (Cienega Gardens
            Apartments)
            Series 02V AMT
            10/01/33 (e)............       1.96               5,760,000
            California Statewide
            Community
            Development Authority
     1,000  (Grundfos Pumps Corp.
            Project) Series 89
            5/01/09 (e).............       2.00               1,000,000
            California Statewide
            Community
            Development
            Authority COP
     1,300  (University Retirement
            Community at Davis)
            Series 98
            11/15/28 (e)............       1.95               1,300,000
            Carlsbad California
            Unified School
            District COP
     3,500  (School Facility Bridge
            Funding) FSA
            9/01/23 (e).............       1.95               3,500,000
            Desert Sands
            California Unified
            School District
            GO BAN
     8,000  Series 02
            7/01/03.................       1.68               8,068,824
            Fairfield IDA
     3,500  (Aitchison Family
            Partnership)
            4/01/12 (e).............       1.95               3,500,000
            Fremont MFHR
    10,000  (Amber Court
            Apartments) Series 90A
            9/01/20 (e).............       1.90              10,000,000
            Irvine Improvement
            Bond
     3,207  (Assessment District
            No. 97-16)
            9/02/22 (e).............       1.95               3,207,000
            Long Beach
       500  (Southeast Facility
            Lease Revenue)
            Series 95B AMT
            12/01/18 (e)............       1.90                 500,000
            Los Angeles County
     3,000  (School Pooled Tran)
            Series 02A
            6/30/03.................       1.67               3,025,901
            Los Angeles
            Department of
            Water & Power
     4,200  (Electric Plant Revenue
            Bonds) Series 01B-3
            7/01/34 (e).............       1.95               4,200,000
            Los Angeles MFHR
     3,540  (Mission Village
            Apartments)
            Series 97D AMT
            7/01/27 (e).............       1.95               3,540,000
            Los Angeles Unified
            School District TRAN
     3,000  Series 02B
            7/01/03.................       1.68               3,025,818
            Monrovia
            Redevelopment Agency
     4,100  (Holiday Inn Hotel
            Project) Series 84
            12/01/14 (e)............       1.40               4,100,000
            Paramount Unified
            School District
       950  (Bridge Funding
            Program) Series 01
            9/01/30 (e).............       1.95                 950,000
            Petaluma HFA MFHR
       600  (Oakmont at Petaluma)
            Series 96A AMT
            4/01/26 (e).............       1.95                 600,000
            Rancho Mirage JT
            Power Finance
            Authority
     2,400  (Eisenhower Medical
            Center) Series 01A
            1/01/26 (e).............       1.98               2,400,000
            Riverside County
            Housing Authority
            MFHR
     2,750  (Concord Square
            Apartments) Series 00A
            12/15/30 (e)............       1.90               2,750,000
            Sacramento Sanitation
            District
       480  (Sacramento Regional)
            Series 00
            12/01/30 (e)............       1.85                 480,000

STATEMENT OF NET ASSETS                        Alliance Institutional Reserves -
(continued)                                        California Tax-Free Portfolio
================================================================================

 Principal
  Amount
   (000)    Security (d)                  Yield                     Value
--------------------------------------------------------------------------------
            San Dimas
            Redevelopment Agency
$      450  (Diversified Shopping)
            Series 95
            12/01/05 (e)............       1.85%            $   450,000
            San Rafael
            Redevelopment Agency
            MFHR
     3,000  (Fairfax Street
            Apartments) Series 01A
            9/01/31 (e).............       1.85               3,000,000
            Saratoga School
            District
     6,200  (Bridge Funding Project)
            FSA Series 01
            9/01/26 (e).............       1.95               6,200,000
            Simi Valley MFHR
     5,000  (Shadowridge
            Apartments) Series 89
            9/01/19 (e).............       1.90               5,000,000
            South Coast Local
            Education TRAN
     2,975  Series 02A
            6/30/03.................       1.65               3,001,078
            Southern California
            Public Power Authority
     5,400  (Transmission Project
            Revenue) Series 91
            AMBAC
            7/01/19 (e).............       1.80               5,400,000
            Union City IDR
     1,000  (Composite Issue)
            Series 86A-1 AMT
            12/01/06 (e)............       1.95               1,000,000
            Walnut Creek MFHR
     2,700  (Creekside Drive
            Apartments) Series 85A
            4/01/07 (e).............       1.85               2,700,000
                                                           ------------
                                                            152,995,195
                                                           ------------
            PUERTO RICO-2.0%
            Puerto Rico
            Highway &
            Transportation
     3,550  Series 98A AMBAC
            7/01/28 (e).............       1.80               3,550,000
                                                           ------------
            Total Municipal Bonds
            (amortized cost
            $156,545,195)...........                        156,545,195
                                                           ------------
            COMMERCIAL
            PAPER-13.2%
            CALIFORNIA-13.2%
            California
            Infrastructural
            & Economic
            Development Bank
     8,000  (Salvation Army
            West Territory) Series 01
            5/06/03.................       1.35               8,000,000
            California State
            University Series 01A
     1,500  11/01/02................       1.45               1,500,000
     2,358  1/10/03.................       1.35               2,358,000
            Golden Gate
            Bridge & Highway
     1,700  Series A
            11/01/02................       1.40               1,700,000
            Los Angeles County
     2,000  (Capital Asset
            Leasing Corp.)
            12/02/02................       1.25               2,000,000
            San Gabriel Valley
     1,700  (Alameda Corridor
            Construction Project)
            Series 01
            1/16/03 ................       1.50               1,700,000
            University of California
            (Board of Regents)
     3,000  12/02/02................       1.25               3,000,000
     3,500  1/16/03.................       1.35               3,500,000
                                                           ------------
            Total Commercial Paper
            (amortized cost
            $23,758,000)............                         23,758,000
                                                           ------------
            TOTAL
            INVESTMENTS-100.2%
            (amortized cost
            $180,303,195)...........                        180,303,195
            Other assets less
            liabilities-(0.2%)......                           (317,647)
                                                           ------------
            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            46,401,112 Class A
            shares, 45,763,195
            Class B shares and
            87,822,451 Class C
            shares outstanding).....                       $179,985,548
                                                           ============

--------------------------------------------------------------------------------

See Glossary of Terms on page 27.

See notes to financial statements.

STATEMENT OF NET ASSETS                        Alliance Institutional Reserves -
October 31, 2001 (unaudited)                         New York Tax-Free Portfolio
================================================================================

 Principal
  Amount
   (000)    Security (d)                  Yield                   Value
--------------------------------------------------------------------------------
            MUNICIPAL
            BONDS-81.8%
            NEW YORK-81.8%
            Albany IDA
$    1,880  (Institute of History
            & Art) Series 99A
            6/01/04 (e).............       1.90%             $1,880,000
            Amherst Central
            School District GO
     1,950  (Tax Anticipation Notes)
            Series 02
            6/26/03.................       1.70               1,958,398
            Cassadaga Valley
            Central School
            District GO FSA
       445  Series 02
            6/15/03.................       1.70                 447,174
            East Moriches Union
            Free School District GO
       500  (Tax Anticipation Notes)
            Series 02
            6/24/03.................       1.70                 502,530
            Fulton County IDA
       960  (Fiber Conversion Inc.)
            Series 95A
            6/01/05 (e).............       2.00                 960,000
            Islip IDA
     1,000  (Radiation Dynamics
            Project) Series 88A
            1/01/09 (e).............       1.85               1,000,000
            Long Island Power
            Authority
     1,800  (Electric Systems
            Subordinated Revenue)
            Series 98-1B
            5/01/33 (e).............       1.95               1,800,000
     2,700  (Electric Systems
            Subordinated Revenue)
            Series 98-2C
            5/01/33 (e).............       1.95               2,700,000
            Monroe County IDA
     2,700  (Canal Ponds Park)
            Series 95D
            6/15/16 (e).............       1.95               2,700,000
            Nassau County Interim
            Finance Authority FSA
       600  (Sales Tax Secured)
            Series 02B
            11/15/22 (e)............       1.75                 600,000
            New York City GO FSA
       300  Adjusted-Subseries A-6
            11/01/26 (e)............       1.95                 300,000
            New York City GO
     3,000  (Revenue Anticipation
            Notes) Series 02-03
            4/11/03.................       1.39               3,014,621
            New York City IDA
     1,400  (Korean Airlines Co.
            Project) Series 97A
            AMT
            11/01/24 (e)............       1.95               1,400,000
     1,500  (Korean Airlines Co.
            Project) Series 97B
            AMT
            11/01/24 (e)............       1.95               1,500,000
     3,000  (Planned Parenthood
            Project) Series 02
            7/01/18 (e).............       1.85               3,000,000
       345  (P.S. Bibbs, Inc. Project)
            Series 01 AMT
            6/01/21 (e).............       2.00                 345,000
     2,260  (SWAK, Inc. Project)
            Series 00 AMT
            9/01/25 (e).............       1.90               2,260,000
            New York City TFA
     1,500  (Future Tax Secured)
            Series 01B
            2/01/31 (e).............       1.95               1,500,000
     2,000  (Future Tax Secured)
            Series 01C
            2/01/32 (e).............       1.80               2,000,000
            New York City
            Water Finance
            Authority
     5,100  (Water & Sewer
            System Revenue)
            Series 95A FGIC
            6/15/25 (e).............       1.95               5,100,000
            New York State
     1,100  (Loc. Assistance Corp.)
            Series 94B
            4/01/23 (e).............       1.75               1,100,000
            New York State
            Dormitory Authority
            Revenue
       600  (Beverwyck, Inc.
            Project) Series 95
            7/01/25 (e).............       1.90                 600,000
     1,500  (Rockefeller University)
            Series 02A
            7/01/32 (e).............       1.75               1,500,000
     1,080  (Teachers College)
            Series 02 MBIA
            7/01/03.................       1.68               1,089,339
            Niagara-Wheatfield
            Central School
            District GO BAN
       596  Series 02
            6/26/03.................       1.67                 597,254
            Oceanside Union Free
            School District GO
       675  (Tax Anticipation Notes)
            Series 02
            6/27/03.................       1.63                 676,604

STATEMENT OF NET ASSETS                        Alliance Institutional Reserves -
(continued)                                          New York Tax-Free Portfolio
================================================================================

 Principal
  Amount
   (000)    Security (d)                  Yield                    Value
--------------------------------------------------------------------------------
            Onondaga County IDA
$    1,000  (Solvay Paperboard
            Project) Series 01 AMT
            7/01/23 (e).............       1.90%             $1,000,000
            Port Authority of
            New York & New Jersey
     3,600  (Versatile Structure
            OB-6) AMT
            12/01/17 (e)............       2.10               3,600,000
            Schalmont Central
            School District
            GO BAN
     1,292  Series 02
            8/22/03.................       1.53               1,294,435
            Suffolk County IDA
     1,500  (ADP, Inc. Project)
            Series 97
            4/01/18 (e).............       2.20               1,500,000
            Sulllivan County
            GO BAN
     1,500  Series 02-03
            9/12/03.................       1.48               1,503,444
            Warren &
            Washington Counties
            New York IDA
     2,545  (Glen At Hiland
            Meadows Project)
            Series 00
            12/15/30 (e)............       1.90               2,545,000
            Westchester
            County IDA
     2,000  (Catharine Field Home)
            Series 01
            1/01/31 (e).............       1.90               2,000,000
            (Hebrew Hospital Senior
            Housing Meadows)
       170  Series 00B
            7/01/10 (e).............       2.00                 170,000
     3,100  (Hunterbrook Ridge)
            Series 01
            1/01/31 (e).............       1.90               3,100,000
            Wheatfield GO BAN
     1,530  Series 02
            7/03/03.................       1.70               1,536,788
            Yates County IDA
     1,330  (Keuka College Project)
            Series 00A
            9/01/20 (e).............       1.85               1,330,000
                                                            -----------
            Total Municipal Bonds
            (amortized cost
            $60,110,587)............                         60,110,587
                                                            -----------
            COMMERCIAL
            PAPER-17.7%
            NEW YORK-17.7%
            Long Island Power
            Authority
     2,000  (Electric System
            Revenue) Series 98
            1/07/03.................       1.30               2,000,000
            Metropolitan Transit
            Authority BAN
     2,000  (Transit Facility Special
            Obligation) Series
            CP-1A
            2/06/03.................       1.30               2,000,000
     1,000  (Transit Facility Special
            Obligation) Series
            CP-1A
            2/14/03.................       1.45               1,000,000
            New York City
            Municipal Water
     1,000  Series 6
            12/10/02................       1.35               1,000,000
            New York State
            Dormitory Authority
            Revenue
     3,000  (Cornell University)
            1/31/03.................       1.40               3,000,000
            New York State
            Power Authority
     2,000  Series 1
            12/09/02................       1.55               2,000,000
            New York Thruway
            Authority
     1,000  Series 00 CP-1
            11/07/02                       1.25               1,000,000
     1,000  Series 00 CP-1
            1/15/03.................       1.40               1,000,000
                                                            -----------
            Total Commercial Paper
            (amortized cost
            $13,000,000) ...........                         13,000,000
                                                            -----------
            TOTAL
            INVESTMENTS-99.5%
            (amortized cost
            $73,110,587) ...........                         73,110,587
            Other assets less
            liabilities-0.5%........                            386,390
                                                            -----------
            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            30,199,719 Class A
            shares, 33,462,310
            Class B shares,
            and 9,834,948 Class C
            shares outstanding).....                        $73,496,977
                                                            ===========

--------------------------------------------------------------------------------

See Glossary of Terms on page 27.

See notes to financial statements.

                                                 Alliance Institutional Reserves
================================================================================

(a) Securities issued in reliance on section (4) 2 or Rule 144A of the Securities Act of 1933. Rule 144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined by the Adviser to be liquid pursuant to procedures adopted by the Trustees. At October 31, 2002, these securities amounted to $867,493,866 representing 27.4% of net assets in the Prime Portfolio, and $238,617,458 representing 21.4% of net assets in the Trust Portfolio.

(b)   Repurchase agreement which is terminable within 7 days.

(c) Funding agreements are illiquid securities subject to restrictions as to resale. These securities amounted to $42,000,000 representing 1.3% of net assets in the Prime Portfolio, and $13,000,000 representing 1.2% of net assets in the Trust Portfolio (see Note A to the Financial Statements).

(d) All securities either mature or their interest rate changes in 397 days or less.

(e) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Period Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

Glossary of Terms:

AMBAC  American Municipal Bond Assurance Corporation
AMT    Alternative Minimum Tax
BAN    Bond Anticipation Note
COP    Certificate of Participation
EDA    Economic Development Authority
FGIC   Financial Guaranty Insurance Company
FGLMC  Federal Gold Loan Mortgage Corporation
FHLMC  Federal Home Loan Mortgage Corporation
FNMA   Federal National Mortgage Association
FRN    Floating Rate Note
FSA    Financial Security Assurance, Inc.
GO     General Obligation
HDA    Housing Development Agency
HEFA   Health & Educational Facility Authority
HFA    Housing Finance Agency / Authority
IDA    Industrial Development Agency/Authority
IDB    Industrial Development Bonds
IDR    Industrial Development Revenue
MBIA   Municipal Bond Investors Assurance
MFHR   Multi-Family Housing Revenue
MTN    Medium Term Note
PCR    Pollution Control Revenue
RAN    Revenue Anticipation Note
SFMR   Single Family Mortgage Revenue
SLMA   Student Loan Marketing Association
SWDR   Solid Waste Disposal Revenue
TAN    Tax Anticipatory Note
TFA    Transitional Finance Authority
TRAN   Tax & Revenue Anticipation Note
TVA    Tennessee Valley Authority

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2002 (unaudited)    Alliance Institutional Reserves
================================================================================

                                                     PRIME         GOVERNMENT       TAX-FREE
                                                   PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                  ============    ============    ============
INVESTMENT INCOME
   Interest ...................................   $ 34,263,630    $ 11,479,763    $  9,743,803
                                                  ------------    ------------    ------------
EXPENSES
   Advisory fee (Note B) ......................      3,600,401       1,243,234       1,295,097
   Distribution fee--Class B ..................        624,502         200,152         347,277
   Distribution fee--Class C ..................        670,103         239,876         190,179
   Custodian ..................................        250,755         136,836         133,403
   Registration ...............................         63,755         106,878          86,890
   Printing ...................................         40,292          13,564          12,764
   Audit and legal ............................         34,295          20,082          10,116
   Transfer agency ............................         21,396          57,242          11,859
   Directors' fees ............................          1,500           1,500           1,500
   Miscellaneous ..............................         12,411           8,155           6,046
                                                  ------------    ------------    ------------
   Total expenses .............................      5,319,410       2,027,519       2,095,131
   Less: expense reimbursement ................       (424,404)       (344,257)       (262,578)
                                                  ------------    ------------    ------------
   Net expenses ...............................      4,895,006       1,683,262       1,832,553
                                                  ------------    ------------    ------------
   Net investment income ......................     29,368,624       9,796,501       7,911,250
REALIZED GAIN ON INVESTMENTS
   Net realized gain on investment transactions        100,582          19,776              -0-
                                                  ------------    ------------    ------------
NET INCREASE IN NET ASSETS FROM
OPERATIONS ....................................   $ 29,469,206    $  9,816,277    $  7,911,250
                                                  ============    ============    ============

--------------------------------------------------------------------------------

See notes to financial statements.

                                                 Alliance Institutional Reserves
================================================================================

                                                                                                CALIFORNIA      NEW YORK
                                                                      TRUST       TREASURY       TAX-FREE       TAX-FREE
                                                                    PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                   ===========   ===========    ===========    ===========
INVESTMENT INCOME
   Interest ....................................................   $10,166,419   $ 2,622,549    $ 1,534,490    $   413,485
                                                                   -----------   -----------    -----------    -----------
EXPENSES
   Advisory fee (Note B) .......................................     2,432,451       304,716        214,107         57,187
   Distribution fee--Class B ...................................            -0-       23,678         42,584         11,278
   Distribution fee--Class C ...................................            -0-      149,448        125,512          9,971
   Custodian ...................................................       117,385        65,307         53,667         50,717
   Registration ................................................        24,738        58,723          4,721          2,400
   Transfer agency .............................................        24,508        12,331         10,306         10,852
   Audit and legal .............................................        13,637        12,676         13,003         10,305
   Printing ....................................................        11,345         4,048          4,753          8,126
   Directors' fees .............................................         1,500         1,500          1,500          1,500
   Offering and organization expenses ..........................            -0-           -0-            -0-         3,147
   Miscellaneous ...............................................        77,123         3,300          3,590          2,865
                                                                   -----------   -----------    -----------    -----------
   Total expenses ..............................................     2,702,687       635,727        473,743        168,348
   Less: expense reimbursement .................................            -0-     (157,885)       (91,540)       (89,912)
                                                                   -----------   -----------    -----------    -----------
   Net expenses ................................................     2,702,687       477,842        382,203         78,436
                                                                   -----------   -----------    -----------    -----------
   Net investment income .......................................     7,463,732     2,144,707      1,152,287        335,049
REALIZED GAIN ON INVESTMENTS
   Net realized gain (loss) on investment
      transactions .............................................         6,196           351         (1,630)            -0-
                                                                   -----------   -----------    -----------    -----------
NET INCREASE IN NET ASSETS FROM
OPERATIONS .....................................................   $ 7,469,928   $ 2,145,058    $ 1,150,657    $   335,049
                                                                   ===========   ===========    ===========    ===========

--------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS               Alliance Institutional Reserves
================================================================================

                                               PRIME PORTFOLIO                      GOVERNMENT PORTFOLIO
                                    ===================================   ====================================
                                       Six Months                             Six Months
                                         Ended                                  Ended
                                    October 31, 2002      Year Ended      October 31, 2002      Year Ended
                                       (unaudited)      April 30, 2002       (unaudited)      April 30, 2002
                                    ================    ===============   ================   ================
INCREASE IN NET ASSETS
FROM OPERATIONS
   Net investment income .........   $    29,368,624    $   165,145,370    $     9,796,501    $    39,324,593
   Net realized gain on investment
     transactions ................           100,581             17,180             19,776             20,617
                                     ---------------    ---------------    ---------------    ---------------
   Net increase in net assets from
     operations ..................        29,469,205        165,162,550          9,816,277         39,345,210
DIVIDENDS TO
SHAREHOLDERS FROM
   Net investment income
      Class A ....................       (15,444,336)       (80,123,382)        (5,351,683)       (17,895,280)
      Class B ....................       (10,036,642)       (72,081,736)        (3,105,614)       (17,710,845)
      Class C ....................        (3,887,646)       (12,940,252)        (1,339,204)        (3,718,468)
CAPITAL STOCK
TRANSACTIONS
   Net decrease ..................    (1,525,931,706)    (1,481,510,834)       (73,867,192)      (276,098,207)
                                     ---------------    ---------------    ---------------    ---------------
   Total decrease ................    (1,525,831,125)    (1,481,493,654)       (73,847,416)      (276,077,590)
NET ASSETS
   Beginning of period ...........     4,688,565,758      6,170,059,412      1,340,420,032      1,616,497,622
                                     ---------------    ---------------    ---------------    ---------------
   End of period .................   $ 3,162,734,633    $ 4,688,565,758    $ 1,266,572,616    $ 1,340,420,032
                                     ===============    ===============    ===============    ===============

--------------------------------------------------------------------------------

See notes to financial statements.

                                                 Alliance Institutional Reserves
================================================================================

                                             TAX-FREE PORTFOLIO                      TRUST PORTFOLIO
                                     =================================     ==================================
                                        Six Months                           Six Months
                                          Ended                                 Ended
                                     October 31, 2002     Year Ended       October 31, 2002     Year Ended
                                        (unaudited)     April 30, 2002       (unaudited)      April 30, 2002
                                     ================   ===============    ================   ===============
INCREASE IN NET ASSETS
FROM OPERATIONS
   Net investment income .........   $     7,911,250    $    26,589,767    $     7,463,732    $    29,690,419
   Net realized gain on investment
     transactions ................                -0-               799              6,196             21,838
                                     ---------------    ---------------    ---------------    ---------------
   Net increase in net assets from
      operations .................         7,911,250         26,590,566          7,469,928         29,712,257
DIVIDENDS TO
SHAREHOLDERS FROM
   Net investment income
      Class A ....................        (2,971,275)        (9,208,133)        (7,463,732)       (29,690,419)
      Class B ....................        (4,138,287)       (14,998,554)                -0-                -0-
      Class C ....................          (801,688)        (2,383,080)                -0-                -0-
CAPITAL STOCK
TRANSACTIONS
   Net increase (decrease) .......       123,075,212        195,599,815         54,522,490       (127,401,490)
                                     ---------------    ---------------    ---------------    ---------------
   Total increase (decrease) .....       123,075,212        195,600,614         54,528,686       (127,379,652)
NET ASSETS
   Beginning of period ...........     1,407,781,911      1,212,181,297      1,059,368,428      1,186,748,080
                                     ---------------    ---------------    ---------------    ---------------
   End of period .................   $ 1,530,857,123    $ 1,407,781,911    $ 1,113,897,114    $ 1,059,368,428
                                     ===============    ===============    ===============    ===============

--------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
(continued)                                      Alliance Institutional Reserves
================================================================================

                                             TREASURY PORTFOLIO              CALIFORNIA TAX-FREE PORTFOLIO
                                     =================================     ==================================
                                        Six Months                           Six Months
                                          Ended                                 Ended
                                     October 31, 2002     Year Ended       October 31, 2002     Year Ended
                                        (unaudited)     April 30, 2002       (unaudited)      April 30, 2002
                                     ================   ===============    ================   ===============
INCREASE IN NET ASSETS
FROM OPERATIONS
   Net investment income .........   $     2,144,707    $    11,626,250    $     1,152,287    $     3,365,225
   Net realized gain (loss) on
   investment transactions .......               351             94,123             (1,630)               420
                                     ---------------    ---------------    ---------------    ---------------
   Net increase in net assets from
   operations ....................         2,145,058         11,720,373          1,150,657          3,365,645
DIVIDENDS TO
SHAREHOLDERS FROM
   Net investment income
      Class A ....................        (1,042,832)        (3,643,575)          (178,014)          (300,632)
      Class B ....................          (335,890)        (1,524,965)          (481,144)        (1,415,147)
      Class C ....................          (765,985)        (6,457,710)          (493,129)        (1,649,446)
CAPITAL STOCK
TRANSACTIONS
   Net increase (decrease) .......      (163,710,165)      (109,222,575)            (5,543)        62,431,289
                                     ---------------    ---------------    ---------------    ---------------
   Total increase (decrease) .....      (163,709,814)      (109,128,452)            (7,173)        62,431,709
NET ASSETS
   Beginning of period ...........       389,353,562        498,482,014        179,992,721        117,561,012
                                     ---------------    ---------------    ---------------    ---------------
   End of period .................   $   225,643,748    $   389,353,562    $   179,985,548    $   179,992,721
                                     ===============    ===============    ===============    ===============

--------------------------------------------------------------------------------

See notes to financial statements.

                                                 Alliance Institutional Reserves
================================================================================

                                                           NEW YORK TAX-FREE PORTFOLIO
                                                     =======================================
                                                        Six Months
                                                          Ended
                                                     October 31, 2002       May 25, 2001(a)
                                                        (unaudited)        to April 30, 2002
                                                     ================      =================
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income ....................          $    335,049           $    673,850
                                                       ------------           ------------
   Net increase in net assets from operations               335,049                673,850
DIVIDENDS TO SHAREHOLDERS FROM
   Net investment income
      Class A ...............................              (165,586)              (572,014)
      Class B ...............................              (129,953)               (83,267)
      Class C ...............................               (39,510)               (18,569)
CAPITAL STOCK TRANSACTIONS
   Net increase .............................            30,677,470             42,819,507
                                                       ------------           ------------
   Total increase ...........................            30,677,470             42,819,507
NET ASSETS
   Beginning of period ......................            42,819,507                     -0-
                                                       ------------           ------------
   End of period ............................          $ 73,496,977           $ 42,819,507
                                                       ============           ============

--------------------------------------------------------------------------------

(a)   Commencement of operations.

      See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
October 31, 2002 (unaudited)                     Alliance Institutional Reserves
================================================================================

NOTE A: Significant Accounting Policies

Alliance Institutional Reserves, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of seven Portfolios: Prime Portfolio, Government Portfolio, Tax-Free Portfolio, Trust Portfolio, Treasury Portfolio, California Tax-Free Portfolio and New York Tax-Free Portfolio (the "Portfolios"). The New York Tax-Free Portfolio commenced operations on May 25, 2001. Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. The Prime, Government, Treasury, Tax-Free, California Tax-Free and New York Tax-Free Portfolios offer all three classes of shares. Each Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Valuation of Securities

Securities in which the Fund invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Certain illiquid securities containing unconditional par puts are also valued at amortized cost. Amortization of premium is charged to income. Accretion of market discount on tax-exempt securities is credited to unrealized gain.

2. Organization and Offering Expense

Organization expense of $8,000 was charged to the New York Tax-Free Portfolio as incurred prior to commencement of operations. Offering expenses of $40,500 were fully amortized on a straight-line basis through May 25, 2002.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Interest income is accrued daily. Investment transactions are recorded on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis.

5. Dividends

The Fund declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

6. Repurchase Agreements

It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the portfolios may be delayed or limited.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P., (the "Adviser"), an advisory fee at the annual rate of ..20% of average daily net assets for the Prime, Government, Tax-Free, Treasury, California Tax-Free and New York Tax-Free Portfolios and .45% of average daily net assets for the Trust Portfolio. For the six months ended October 31, 2002, the Adviser has agreed to reimburse each of the Portfolios to the extent necessary to limit total operating expenses on an annual basis to a certain limit (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses). For the six months ended October 31, 2002, reimbursement was $424,404, $344,257, $262,578, $157,885, $91,540 and $89,912 for the Prime,
Government, Tax-Free, Treasury, California Tax-Free and New York Tax-Free Portfolios, respectively.

Each Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services. Such compensation for the Prime, Government, Tax-Free, Trust, Treasury, California Tax Free and New York Tax-Free Portfolios was $9,000 per Portfolio for the six months ended October 31, 2002.

                                                 Alliance Institutional Reserves
================================================================================

For the six months ended October 31, 2002, the Fund's expenses were reduced by $726, $3,324, $91, $635, $172 and $128 for the Prime, Government, Tax-Free,
Trust, Treasury and California Tax-Free, respectively, under an expense offset arrangement with AGIS.

--------------------------------------------------------------------------------

NOTE C: Distribution Agreement

The Fund has adopted a Distribution Agreement (the "Agreement") which includes for each Portfolio except the Trust Portfolio, a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of .10 of 1% of the aggregate average daily net assets attributable to Class B shares and ..25 of 1% of the aggregate average daily net assets attributable to Class C shares of the Prime, Government, Tax-Free, Treasury, California Tax-Free and New York Tax-Free Portfolios. There are no distribution and servicing fees on the Class A shares. Such fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions and Distributions to Shareholders

At October 31, 2002, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes for all Portfolios. At April 30, 2002, the Prime and Treasury Portfolios had accumulated undistributed net realized gains of $6,547 and $133,757, respectively.

For federal income tax purposes at April 30, 2002, the Fund had capital loss carryforwards for the following Portfolios:

                                 Expiring    Expiring    Expiring    Expiring
Portfolio                        in 2003     in 2004     in 2005     in 2008
==========                       ========    ========    ========    ========
Government ..................    $ 23,230    $ 30,512    $ 16,002    $  1,769
Tax-Free ....................          -0-     76,925         400          -0-
Trust .......................          -0-      4,327       2,251          -0-

For the six months ended October 31, 2002, the capital loss carryforwards utilized and expired by portfolios were as follows:

                                               Capital Loss       Capital Loss
                                               Carryforwards     Carryforwards
                                                  Utilized          Expired
                                               =============     =============
Prime ....................................        $10,633           $    -0-
Government ...............................         20,617            19,309
Tax-Free .................................            799             5,371
Trust ....................................         21,838                -0-

Dividends paid by the Tax-Free, California Tax-Free and New York Tax-Free Portfolios from net investment income for the six months ended October 31, 2002 are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

The dividends paid by the Prime, Government, Treasury and Trust Portfolios are deemed to be ordinary income for federal income tax purposes.

NOTES TO FINANCIAL STATEMENTS (continued)        Alliance Institutional Reserves
================================================================================

NOTE E: Capital Stock

There are 117,500,000,000 shares authorized with par value of $.0005 per share. At October 31, 2002, capital paid-in aggregated $3,162,627,506 on Prime Portfolio, $1,266,643,662 on Government Portfolio, $1,530,939,818 on Tax-Free Portfolio, $1,113,897,496 on Trust Portfolio, $225,509,640 on Treasury Portfolio, $179,986,758 on California Tax-Free Portfolio and $73,496,977 on New York Tax-Free Portfolio. Transactions, all at $1.00 per share, were as follows:

                                                        Prime Portfolio
                                               ===================================
                                               Six Months Ended      Year Ended
                                               October 31, 2002       April 30,
                                                 (unaudited)             2002
                                               ================    ===============
Class A
Shares sold ...............................      8,014,084,007      17,994,051,254
Shares issued on reinvestments of dividends         14,729,716          80,123,382
Shares redeemed ...........................     (8,186,424,905)    (19,481,438,646
                                               ---------------     ---------------
Net decrease ..............................       (157,611,182)     (1,407,264,010)
                                               ===============     ===============

                                               Six Months Ended      Year Ended
                                               October 31, 2002       April 30,
                                                 (unaudited)             2002
                                               ================    ===============
Class B
Shares sold ...............................      1,491,419,578       7,761,183,636
Shares issued on reinvestments of dividends          9,993,268          72,081,736
Shares redeemed ...........................     (2,776,793,455)     (8,055,897,429)
                                               ---------------     ---------------
Net decrease ..............................     (1,275,380,609)       (222,632,057)
                                               ===============     ===============

                                               Six Months Ended      Year Ended
                                               October 31, 2002       April 30,
                                                 (unaudited)             2002
                                               ================    ===============
Class C
Shares sold ...............................        522,867,676         809,940,240
Shares issued on reinvestments of dividends          3,866,821          12,940,252
Shares redeemed ...........................       (619,674,412)       (674,495,259)
                                               ---------------     ---------------
Net increase (decrease) ...................        (92,939,915)        148,385,233
                                               ===============     ===============

                                                      Government Portfolio
                                               ===================================
                                               Six Months Ended      Year Ended
                                               October 31, 2002       April 30,
                                                 (unaudited)             2002
                                               ================    ===============
Class A
Shares sold ...............................      1,955,073,067       3,449,798,917
Shares issued on reinvestments of dividends          5,285,884          17,895,280
Shares redeemed ...........................     (1,825,045,311)     (3,666,286,446)
                                               ---------------     ---------------
Net increase (decrease) ...................        135,313,640        (198,592,249)
                                               ===============     ===============

                                               Six Months Ended      Year Ended
                                               October 31, 2002       April 30,
                                                 (unaudited)             2002
                                               ================    ===============
Class B
Shares sold ...............................        522,640,678       1,905,747,766
Shares issued on reinvestments of dividends          3,091,318          17,710,845
Shares redeemed ...........................       (732,679,622)     (2,061,358,154)
                                               ---------------     ---------------
Net decrease ..............................       (206,947,626)       (137,899,543)
                                               ===============     ===============

                                                 Alliance Institutional Reserves
================================================================================

                                                     Government Portfolio
                                               ===================================
                                               Six Months Ended      Year Ended
                                               October 31, 2002       April 30,
                                                 (unaudited)             2002
                                               ================    ===============
Class C
Shares sold ...............................        570,909,807         836,167,335
Shares issued on reinvestments of dividends          1,331,634           3,718,468
Shares redeemed ...........................       (574,474,647)       (779,492,218)
                                               ---------------     ---------------
Net increase (decrease) ...................         (2,233,206)         60,393,585
                                               ===============     ===============

                                                       Tax-Free Portfolio
                                               ===================================
                                               Six Months Ended      Year Ended
                                               October 31, 2002       April 30,
                                                 (unaudited)             2002
                                               ================    ===============
Class A
Shares sold ...............................      1,043,453,612       3,308,858,872
Shares issued on reinvestments of dividends          2,936,355           9,208,133
Shares redeemed ...........................       (782,905,572)     (3,243,484,145)
                                               ---------------     ---------------
Net increase ..............................        263,484,395          74,582,860
                                               ===============     ===============

                                               Six Months Ended      Year Ended
                                               October 31, 2002       April 30,
                                                 (unaudited)             2002
                                               ================    ===============
Class B
Shares sold ...............................        613,825,571       2,265,656,970
Shares issued on reinvestments of dividends          4,113,478          14,998,554
Shares redeemed ...........................       (799,462,125)     (2,130,246,195)
                                               ---------------     ---------------
Net increase (decrease) ...................       (181,523,076)        150,409,329
                                               ===============     ===============

                                               Six Months Ended      Year Ended
                                               October 31, 2002       April 30,
                                                 (unaudited)             2002
                                               ================    ===============
Class C
Shares sold ...............................        143,089,974         330,055,890
Shares issued on reinvestments of dividends            795,067           2,383,080
Shares redeemed ...........................       (102,771,148)       (361,831,344)
                                               ---------------     ---------------
Net increase (decrease) ...................         41,113,893         (29,392,374)
                                               ===============     ===============

                                                         Trust Portfolio
                                               ===================================
                                               Six Months Ended      Year Ended
                                               October 31, 2002       April 30,
                                                 (unaudited)             2002
                                               ================    ===============
Class A
Shares sold ...............................      1,512,299,105       3,222,311,177
Shares issued on reinvestments of dividends          7,398,819          29,690,419
Shares redeemed ...........................     (1,465,175,434)     (3,379,403,086)
                                               ---------------     ---------------
Net increase (decrease) ...................         54,522,490        (127,401,490)
                                               ===============     ===============

NOTES TO FINANCIAL STATEMENTS (continued)        Alliance Institutional Reserves
================================================================================

                                                      Treasury Portfolio
                                               ===================================
                                               Six Months Ended      Year Ended
                                               October 31, 2002       April 30,
                                                 (unaudited)             2002
                                               ================    ===============
Class A
Shares sold ...............................        375,454,851         441,690,448
Shares issued on reinvestments of dividends          1,039,089           3,643,575
Shares redeemed ...........................       (375,848,386)       (505,053,238)
                                               ---------------     ---------------
Net increase (decrease) ...................            645,554         (59,719,215)
                                               ===============     ===============

                                               Six Months Ended      Year Ended
                                               October 31, 2002       April 30,
                                                 (unaudited)             2002
                                               ================    ===============
Class B
Shares sold ...............................        145,008,116         863,260,938
Shares issued on reinvestments of dividends            333,442           1,524,965
Shares redeemed ...........................       (163,384,436)       (795,539,530)
                                               ---------------     ---------------
Net increase (decrease) ...................        (18,042,878)         69,246,373
                                               ===============     ===============

                                               Six Months Ended      Year Ended
                                               October 31, 2002       April 30,
                                                 (unaudited)             2002
                                               ================    ===============
Class C
Shares sold ...............................        476,452,733       1,439,186,935
Shares issued on reinvestments of dividends            764,146           6,457,710
Shares redeemed ...........................       (623,529,720)     (1,564,394,378)
                                               ---------------     ---------------
Net decrease ..............................       (146,312,841)       (118,749,733)
                                               ===============     ===============

                                                  California Tax-Free Portfolio
                                               ===================================
                                               Six Months Ended      Year Ended
                                               October 31, 2002       April 30,
                                                 (unaudited)             2002
                                               ================    ===============
Class A
Shares sold ...............................         52,567,491         112,490,334
Shares issued on reinvestments of dividends            175,978             300,632
Shares redeemed ...........................        (32,093,334)        (93,485,445)
                                               ---------------     ---------------
Net increase ..............................         20,650,135          19,305,521
                                               ===============     ===============

                                               Six Months Ended      Year Ended
                                               October 31, 2002       April 30,
                                                 (unaudited)             2002
                                               ================    ===============
Class B
Shares sold ...............................        120,216,727         387,238,634
Shares issued on reinvestments of dividends            479,263           1,415,147
Shares redeemed ...........................       (157,442,732)       (338,894,271)
                                               ---------------     ---------------
Net increase (decrease) ...................        (36,746,742)         49,759,510
                                               ===============     ===============

                                                 Alliance Institutional Reserves
================================================================================

                                                  California Tax-Free Portfolio
                                               ===================================
                                               Six Months Ended      Year Ended
                                               October 31, 2002       April 30,
                                                 (unaudited)             2002
                                               ================    ===============
Class C
Shares sold ...............................        481,128,635         557,451,144
Shares issued on reinvestments of dividends            489,871           1,649,446
Shares redeemed ...........................       (465,527,442)       (565,734,332)
                                               ---------------     ---------------
Net increase (decrease) ...................         16,091,064          (6,633,742)
                                               ===============     ===============

                                                  New York Tax-Free Portfolio
                                               ===================================
                                               Six Months Ended    May 25, 2001(b)
                                               October 31, 2002           to
                                                 (unaudited)        April 30, 2002
                                               ================    ===============
Class A
Shares sold ...............................         33,803,090         168,630,376
Shares issued on reinvestments of dividends            164,292             572,014
Shares redeemed ...........................        (25,940,663)       (147,029,390)
                                               ---------------     ---------------
Net increase ..............................          8,026,719          22,173,000
                                               ===============     ===============

                                               Six Months Ended    August 2, 2001(a)
                                               October 31, 2002           to
                                                 (unaudited)       April 30, 2002
                                               ================    =================
Class B
Shares sold ...............................         53,725,766          37,152,922
Shares issued on reinvestments of dividends            128,611              83,267
Shares redeemed ...........................        (37,408,672)        (20,219,584)
                                               ---------------     ---------------
Net increase ..............................         16,445,705          17,016,605
                                               ===============     ===============

                                               Six Months Ended    June 28, 2001(a)
                                               October 31, 2002           to
                                                 (unaudited)       April 30, 2002
                                               ================    ================
Class C
Shares sold ...............................         15,212,651          10,152,900
Shares issued on reinvestments of dividends             39,155              18,569
Shares redeemed ...........................         (9,046,760)         (6,541,567)
                                               ---------------     ---------------
Net increase ..............................          6,205,046           3,629,902
                                               ===============     ===============

--------------------------------------------------------------------------------

(a)   Commencement of distributions.

(b)   Commencement of operations.

FINANCIAL HIGHLIGHTS                             Alliance Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                          Prime Portfolio
                                          -----------------------------------------------------------------------------
                                                                              CLASS A
                                          -----------------------------------------------------------------------------
                                          Six Months
                                             Ended
                                          October 31,                        Year Ended April 30,
                                              2002          ===========================================================
                                          (unaudited)        2002          2001        2000         1999          1998
                                          ===========       =======      =======      =======      =======      =======
Net asset value, beginning of period ..     $  1.00         $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                            -------         -------      -------      -------      -------      -------
Income From Investment Operations
Net investment income (a) .............       .0088           .0276        .0612        .0540        .0518        .0552
                                            -------         -------      -------      -------      -------      -------
Less: Dividends
Dividends from net investment income ..      (.0088)         (.0276)      (.0612)      (.0540)      (.0518)      (.0552)
                                            -------         -------      -------      -------      -------      -------
Net asset value, end of period ........     $  1.00         $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                            =======         =======      =======      =======      =======      =======
Total Return
Total investment return based on net
   asset value (b) ....................         .86%           2.80%        6.31%        5.54%        5.31%        5.68%
Ratios/Supplemental Data
Net assets, end of period (in millions)     $ 1,750         $ 1,907      $ 3,314      $ 1,788      $ 1,671      $ 1,765
Ratio to average net assets of:
   Expenses, net of waivers and
     reimbursements ...................         .20%(d)         .20%         .20%         .20%         .20%         .20%
   Expenses, before waivers and
     reimbursements ...................         .22%(d)         .22%         .23%         .24%         .24%         .24%
   Net investment income (a) ..........        1.70%(d)        2.88%        6.01%        5.39%        5.16%        5.52%

                                                                               Prime Portfolio
                                                       --------------------------------------------------------------
                                                                                    CLASS B
                                                       --------------------------------------------------------------
                                                       Six Months                                          August 14,
                                                         Ended                                              1998(c)
                                                       October 31,            Year Ended April 30,             to
                                                          2002           ==============================     April 30,
                                                       (unaudited)        2002        2001        2000        1999
                                                       ===========       ======      ======      ======    ==========
Net asset value, beginning of period .................    $ 1.00         $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                          ------         ------      ------      ------      ------
Income From Investment Operations
Net investment income (a) ............................     .0076          .0266       .0602       .0530       .0358
                                                          ------         ------      ------      ------      ------
Less: Dividends
Dividends from net investment income .................    (.0076)        (.0266)     (.0602)     (.0530)     (.0358)
                                                          ------         ------      ------      ------      ------
Net asset value, end of period .......................    $ 1.00         $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                          ======         ======      ======      ======      ======
Total Return
Total investment return based on net asset value (b) .       .81%          2.70%       6.20%       5.44%       3.65%
Ratios/Supplemental Data
Net assets, end of period (in millions) ..............    $  889         $2,165      $2,387      $1,871      $  536
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements .......       .30%(d)        .30%        .30%        .30%        .30%(d)
   Expenses, before waivers and reimbursements .......       .32%(d)        .32%        .33%        .34%        .36%(d)
   Net investment income (a) .........................      1.61%(d)       2.66%       5.93%       5.44%       4.82%(d)

--------------------------------------------------------------------------------

See footnote summary on page 52

                                                 Alliance Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                               Prime Portfolio
                                                       --------------------------------------------------------------
                                                                                    CLASS C
                                                       --------------------------------------------------------------
                                                       Six Months                                          July 13,
                                                         Ended                                              1998(c)
                                                       October 31,            Year Ended April 30,             to
                                                          2002           ==============================     April 30,
                                                       (unaudited)        2002        2001        2000        1999
                                                       ===========       ======      ======      ======    ==========
Net asset value, beginning of period .................    $ 1.00         $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                          ------         ------      ------      ------      ------
Income From Investment Operations
Net investment income (a) ............................     .0073          .0251       .0587       .0515       .0392
                                                          ------         ------      ------      ------      ------
Less: Dividends
Dividends from net investment income .................    (.0073)        (.0251)     (.0587)     (.0515)     (.0392)
                                                          ------         ------      ------      ------      ------
Net asset value, end of period .......................    $ 1.00         $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                          ======         ======      ======      ======      ======
Total Return
Total investment return based on net asset value (b) .       .73%          2.54%       6.04%       5.28%       3.86%
Ratios/Supplemental Data
Net assets, end of period (in millions) ..............    $  524         $  617      $  468      $  155      $   38
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements .......       .45%(d)        .45%        .45%        .45%        .45%(d)
   Expenses, before waivers and reimbursements .......       .47%(d)        .47%        .49%        .50%        .51%(d)
   Net investment income (a) .........................      1.45%(d)       2.41%       5.65%       5.29%       4.70%(d)

--------------------------------------------------------------------------------

See footnote summary on page 52.

FINANCIAL HIGHLIGHTS (continued)                 Alliance Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                        Government Portfolio
                                          -----------------------------------------------------------------------------
                                                                              CLASS A
                                          -----------------------------------------------------------------------------
                                          Six Months
                                             Ended
                                          October 31,                        Year Ended April 30,
                                              2002          ===========================================================
                                          (unaudited)        2002          2001        2000         1999          1998
                                          ===========       =======      =======      =======      =======      =======
Net asset value, beginning of period ...    $  1.00         $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                            -------         -------      -------      -------      -------      -------
Income From Investment Operations
Net investment income (a) ..............      .0083           .0267        .0604        .0527        .0505        .0543
                                            -------         -------      -------      -------      -------      -------
Less: Dividends
Dividends from net investment income ...     (.0083)         (.0267)      (.0604)      (.0527)      (.0505)      (.0543)
                                            -------         -------      -------      -------      -------      -------
Net asset value, end of period .........    $  1.00         $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                            =======         =======      =======      =======      =======      =======
Total Return
Total investment return based on net
   asset value (b) .....................        .83%           2.71%        6.22%        5.40%        5.18%        5.58%
Ratios/Supplemental Data
Net assets, end of period (in millions)     $   729         $   593      $   792      $   442      $   394      $   275
Ratio to average net assets of:
   Expenses, net of waivers and
     reimbursements ....................        .20%(d)         .20%         .20%         .20%         .20%         .20%
   Expenses, before waivers and
     reimbursements ....................        .26%(d)         .24%         .27%         .27%         .29%         .28%
   Net investment income (a) ...........       1.64%(d)        2.75%        5.91%        5.30%        5.01%        5.43%


                                                                            Government Portfolio
                                                       --------------------------------------------------------------
                                                                                    CLASS B
                                                       --------------------------------------------------------------
                                                       Six Months                                          August 7,
                                                         Ended                                              1998(c)
                                                       October 31,            Year Ended April 30,             to
                                                          2002           ==============================     April 30,
                                                       (unaudited)        2002        2001        2000        1999
                                                       ===========       ======      ======      ======    ==========
Net asset value, beginning of period .................    $ 1.00         $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                          ------         ------      ------      ------      ------
Income From Investment Operations
Net investment income (a) ............................     .0078          .0257       .0594       .0516       .0361
                                                          ------         ------      ------      ------      ------
Less: Dividends
Dividends from net investment income .................    (.0078)        (.0257)     (.0594)     (.0516)     (.0361)
                                                          ------         ------      ------      ------      ------
Net asset value, end of period .......................    $ 1.00         $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                          ======         ======      ======      ======      ======
Total Return
Total investment return based on net asset value (b) .       .78%          2.60%       6.12%       5.29%       3.68%
Ratios/Supplemental Data
Net assets, end of period (in millions) ..............    $  351         $  558      $  696      $  198      $  136
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements .......       .30%(d)        .30%        .30%        .30%        .30%(d)
   Expenses, before waivers and reimbursements .......       .36%(d)        .34%        .37%        .37%        .41%(d)
   Net investment income (a) .........................      1.55%(d)       2.62%       5.78%       5.19%       4.73%(d)

--------------------------------------------------------------------------------

See footnote summary on page 52.

                                                 Alliance Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                           Government Portfolio
                                                       --------------------------------------------------------------
                                                                                  CLASS C
                                                       --------------------------------------------------------------
                                                       Six Months                                          October 21,
                                                         Ended                                              1998(c)
                                                       October 31,            Year Ended April 30,             to
                                                          2002           ==============================     April 30,
                                                       (unaudited)        2002        2001        2000        1999
                                                       ===========       ======      ======      ======    ==========
Net asset value, beginning of period .................    $ 1.00         $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                          ------         ------      ------      ------      ------
Income From Investment Operations
Net investment income (a) ............................     .0071          .0242       .0579       .0502       .0243
                                                          ------         ------      ------      ------      ------
Less: Dividends
Dividends from net investment income .................    (.0071)        (.0242)     (.0579)     (.0502)     (.0243)
                                                          ------         ------      ------      ------      ------
Net asset value, end of period .......................    $ 1.00         $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                          ======         ======      ======      ======      ======
Total Return
Total investment return based on net asset value (b) .       .71%          2.45%       5.96%       5.14%       2.46%
Ratios/Supplemental Data
Net assets, end of period (in millions) ..............    $  187         $  189      $  128      $   16      $    3
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements .......       .45%(d)        .45%        .45%        .45%        .45%(d)
   Expenses, before waivers and reimbursements .......       .51%(d)        .49%        .52%        .52%        .56%(d)
   Net investment income (a) .........................      1.40%(d)       2.31%       5.51%       5.11%       4.55%(d)

--------------------------------------------------------------------------------

See footnote summary on page 52.

FINANCIAL HIGHLIGHTS (continued)                 Alliance Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                        Tax-Free Portfolio
                                          -----------------------------------------------------------------------------
                                                                              CLASS A
                                          -----------------------------------------------------------------------------
                                          Six Months
                                             Ended
                                          October 31,                        Year Ended April 30,
                                              2002          ===========================================================
                                          (unaudited)        2002          2001        2000         1999          1998
                                          ===========       =======      =======      =======      =======      =======
Net asset value, beginning of period ...    $  1.00         $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                            -------         -------      -------      -------      -------      -------
Income From Investment Operations
Net investment income (a) ..............      .0066           .0187        .0387        .0342        .0321        .0363
                                            -------         -------      -------      -------      -------      -------
Less: Dividends
Dividends from net investment
   income ..............................     (.0066)         (.0187)      (.0387)      (.0342)      (.0321)      (.0363)
                                            -------         -------      -------      -------      -------      -------
Net asset value, end of period .........    $  1.00         $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                            =======         =======      =======      =======      =======      =======
Total Return
Total investment return based on
   net asset value (b) .................        .66%           1.89%        3.95%        3.47%        3.26%        3.70%
Ratios/Supplemental Data
Net assets, end of period
   (in millions) .......................    $   773         $   510      $   435      $   407      $   256      $   294
Ratio to average net assets of:
   Expenses, net of waivers and
     reimbursements ....................        .20%(d)         .20%         .20%         .20%         .20%         .20%
   Expenses, before waivers and
     reimbursements ....................        .24%(d)         .24%         .26%         .28%         .28%         .28%
   Net investment income (a) ...........       1.33%(d)        1.86%        3.88%        3.45%        3.22%        3.61%


                                                                            Tax-Free Portfolio
                                                       --------------------------------------------------------------
                                                                                    CLASS B
                                                       --------------------------------------------------------------
                                                       Six Months                                          August 17,
                                                         Ended                                              1998(c)
                                                       October 31,            Year Ended April 30,             to
                                                          2002           ==============================     April 30,
                                                       (unaudited)        2002        2001        2000        1999
                                                       ===========       ======      ======      ======    ==========
Net asset value, beginning of period .................    $ 1.00         $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                          ------         ------      ------      ------      ------
Income From Investment Operations
Net investment income (a) ............................     .0060          .0177       .0378       .0333       .0210
                                                          ------         ------      ------      ------      ------
Less: Dividends
Dividends from net investment income .................    (.0060)        (.0177)     (.0378)     (.0333)     (.0210)
                                                          ------         ------      ------      ------      ------
Net asset value, end of period .......................    $ 1.00         $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                          ======         ======      ======      ======      ======
Total Return
Total investment return based on net asset value (b) .       .60%          1.79%       3.85%       3.37%       2.13%
Ratios/Supplemental Data
Net assets, end of period (in millions) ..............    $  585         $  766      $  616      $  375      $  193
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements .......       .30%(d)        .30%        .30%        .30%        .30%(d)
   Expenses, before waivers and reimbursements .......       .34%(d)        .34%        .36%        .37%        .42%(d)
   Net investment income (a) .........................      1.19%(d)       1.74%       3.67%       3.37%       2.88%(d)

--------------------------------------------------------------------------------

See footnote summary on page 52.

                                                 Alliance Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                            Tax-Free Portfolio
                                                       --------------------------------------------------------------
                                                                                  CLASS C
                                                       --------------------------------------------------------------
                                                       Six Months                                         September 8,
                                                         Ended                                              1998(c)
                                                       October 31,            Year Ended April 30,             to
                                                          2002           ==============================     April 30,
                                                       (unaudited)        2002        2001        2000        1999
                                                       ===========       ======      ======      ======   ============
Net asset value, beginning of period .................    $ 1.00         $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                          ------         ------      ------      ------      ------
Income From Investment Operations
Net investment income (a) ............................     .0053          .0162       .0363       .0318       .0184
                                                          ------         ------      ------      ------      ------
Less: Dividends
Dividends from net investment income .................    (.0053)        (.0162)     (.0363)     (.0318)     (.0184)
                                                          ------         ------      ------      ------      ------
Net asset value, end of period .......................    $ 1.00         $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                          ======         ======      ======      ======      ======
Total Return
Total investment return based on net asset value (b) .       .53%          1.63%       3.69%       3.22%       1.70%
Ratios/Supplemental Data
Net assets, end of period (in millions)  .............    $  173         $  132      $  161      $   49      $    2
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements .......       .45%(d)        .45%        .45%        .45%        .45%(d)
   Expenses, before waivers and reimbursements .......       .49%(d)        .49%        .51%        .51%        .57%(d)
   Net investment income (a) .........................      1.05%(d)       1.61%       3.52%       3.23%       2.69%(d)

--------------------------------------------------------------------------------

See footnote summary on page 52.

FINANCIAL HIGHLIGHTS (continued)                 Alliance Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                         Trust Portfolio
                                          -----------------------------------------------------------------------------
                                                                              CLASS A
                                          -----------------------------------------------------------------------------
                                          Six Months
                                             Ended
                                          October 31,                           Year Ended April 30,
                                              2002          ===========================================================
                                          (unaudited)        2002          2001        2000         1999          1998
                                          ===========       =======      =======      =======      =======      =======

Net asset value, beginning of period ...    $  1.00         $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                            -------         -------      -------      -------      -------      -------
Income From Investment Operations
Net investment income ..................      .0070           .0246        .0584(a)     .0511(a)     .0489(a)     .0523(a)
                                            -------         -------      -------      -------      -------      -------
Less: Dividends
Dividends from net investment
   income ..............................     (.0070)         (.0246)      (.0584)      (.0511)      (.0489)      (.0523)
                                            -------         -------      -------      -------      -------      -------
Net asset value, end of period .........    $  1.00         $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                            =======         =======      =======      =======      =======      =======
Total Return
Total investment return based on net
   asset value (b) .....................        .70%           2.49%        6.01%        5.23%        5.01%        5.37%
Ratios/Supplemental Data
Net assets, end of period
   (in millions) .......................    $ 1,114         $ 1,059      $ 1,187      $   839      $   795      $   391
Ratio to average net assets of:
   Expenses, net of waivers and
     reimbursements ....................        .50%(d)         .50%         .50%         .50%         .50%         .49%
   Expenses, before waivers and
     reimbursements ....................        .50%(d)         .50%         .51%         .52%         .55%         .54%
   Net investment income ...............       1.38%(d)        2.49%        5.79%(a)     5.13%(a)     4.85%(a)     5.23%(a)

--------------------------------------------------------------------------------

See footnote summary on page 52.

                                                 Alliance Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                              Treasury Portfolio
                                                       --------------------------------------------------------------
                                                                                    CLASS A
                                                       --------------------------------------------------------------
                                                       Six Months                                           June 29,
                                                         Ended                                              1998(e)
                                                       October 31,            Year Ended April 30,             to
                                                          2002           ==============================     April 30,
                                                       (unaudited)        2002        2001        2000        1999
                                                       ===========       ======      ======      ======    ==========
Net asset value, beginning of period .................    $ 1.00         $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                          ------         ------      ------      ------      ------
Income From Investment Operations
Net investment income (a) ............................     .0076          .0253       .0576       .0504       .0401
                                                          ------         ------      ------      ------      ------
Less: Dividends
Dividends from net investment income .................    (.0076)        (.0253)     (.0576)     (.0504)     (.0401)
                                                          ------         ------      ------      ------      ------
Net asset value, end of period .......................    $ 1.00         $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                          ======         ======      ======      ======      ======
Total Return
Total investment return based on net asset value (b) .       .77%          2.56%       5.93%       5.15%       4.09%
Ratios/Supplemental Data
Net assets, end of period (in millions) ..............    $   98         $   97      $  157      $    4      $    4
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements .......       .20%(d)        .20%        .20%        .20%        .20%(d)
   Expenses, before waivers and reimbursements .......       .30%(d)        .27%        .26%        .59%       1.42%(d)
   Net investment income (a) .........................      1.51%(d)       2.51%       4.99%       5.03%       4.82%(d)


                                                                               Treasury Portfolio
                                                       ---------------------------------------------------------------
                                                                                    CLASS B
                                                       ---------------------------------------------------------------
                                                       Six Months                                          December 31,
                                                         Ended                                               1998(c)
                                                       October 31,            Year Ended April 30,             to
                                                          2002           ==============================     April 30,
                                                       (unaudited)        2002        2001        2000        1999
                                                       ===========       ======      ======      ======    ===========
Net asset value, beginning of period .................    $ 1.00         $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                          ------         ------      ------      ------      ------
Income From Investment Operations
Net investment income (a) ............................     .0071          .0243       .0566       .0494       .0143
                                                          ------         ------      ------      ------      ------
Less: Dividends
Dividends from net investment income .................    (.0071)        (.0243)     (.0566)     (.0494)     (.0143)
                                                          ------         ------      ------      ------      ------
Net asset value, end of period .......................    $ 1.00         $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                          ======         ======      ======      ======      ======
Total Return
Total investment return based on net asset value (b) .       .71%          2.46%       5.83%       5.05%       1.44%
Ratios/Supplemental Data
Net assets, end of period (in millions) ..............    $   69         $   87      $   18      $   85      $   15
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements .......       .30%(d)        .30%        .30%        .30%        .30%(d)
   Expenses, before waivers and reimbursements .......       .40%(d)        .37%        .37%        .47%       1.08%(d)
   Net investment income (a) .........................      1.42%(d)       1.97%       5.48%       5.04%       4.42%(d)

--------------------------------------------------------------------------------

See footnote summary on page 52.

FINANCIAL HIGHLIGHTS (continued)                 Alliance Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                               Treasury Portfolio
                                                       ---------------------------------------------------------------
                                                                                    CLASS B
                                                       ---------------------------------------------------------------
                                                       Six Months                                          October 15,
                                                         Ended                                               1998(c)
                                                       October 31,            Year Ended April 30,             to
                                                          2002           ==============================     April 30,
                                                       (unaudited)        2002        2001        2000        1999
                                                       ===========       ======      ======      ======    ===========
Net asset value, beginning of period .................    $ 1.00         $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                          ------         ------      ------      ------      ------
Income From Investment Operations
Net investment income (a) ............................     .0064          .0228       .0551       .0479       .0248
                                                          ------         ------      ------      ------      ------
Less: Dividends
Dividends from net investment income .................    (.0064)        (.0228)     (.0551)     (.0479)     (.0248)
                                                          ------         ------      ------      ------      ------
Net asset value, end of period .......................    $ 1.00         $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                          ======         ======      ======      ======      ======
Total Return
Total investment return based on net asset value (b) .       .64%          2.31%       5.67%       4.89%       2.51%
Ratios/Supplemental Data
Net assets, end of period (in millions) ..............    $   59         $  205      $  324      $  350      $   33
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements .......       .45%(d)        .45%        .45%        .45%        .45%(d)
   Expenses, before waivers and reimbursements .......       .55%(d)        .52%        .53%        .56%        .99%(d)
   Net investment income (a) .........................      1.28%(d)       2.39%       5.46%       5.06%       4.27%(d)

--------------------------------------------------------------------------------

See footnote summary on page 52.

                                                 Alliance Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                          California Tax-Free Portfolio
                                                      -------------------------------------
                                                                      CLASS A
                                                      -------------------------------------
                                                      Six Months                 January 9,
                                                        Ended          Year        2001(c)
                                                      October 31,      Ended         to
                                                         2002         April 30,   April 30,
                                                      (unaudited)       2002        2001
                                                      ===========     =========  ==========
Net asset value, beginning of period ...............    $ 1.00         $ 1.00      $ 1.00
                                                        ------         ------      ------
Income From Investment Operations
Net investment income (a) ..........................     .0063          .0174       .0081
                                                        ------         ------      ------
Less: Dividends
Dividends from net investment income ...............    (.0063)        (.0174)     (.0081)
                                                        ------         ------      ------
Net asset value, end of period .....................    $ 1.00         $ 1.00      $ 1.00
                                                        ======         ======      ======
Total Return
Total investment return based on net asset value (b)       .63%          1.75%        .82%
Ratios/Supplemental Data
Net assets, end of period (in millions) ............    $   46         $   26      $    6
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements .....       .20%(d)        .20%        .20%(d)
   Expenses, before waivers and reimbursements .....       .29%(d)        .30%        .45%(d)
   Net investment income (a) .......................      1.25%(d)       1.51%       2.76%(d)


                                                           California Tax-Free Portfolio
                                                      ---------------------------------------
                                                                      CLASS B
                                                      ---------------------------------------
                                                      Six Months                 November 28,
                                                        Ended          Year        2001(e)
                                                      October 31,      Ended         to
                                                         2002         April 30,   April 30,
                                                      (unaudited)       2002        2001
                                                      ===========     =========  ============
Net asset value, beginning of period ...............    $ 1.00         $ 1.00      $ 1.00
                                                        ------         ------      ------
Income From Investment Operations
Net investment income (a) ..........................     .0058          .0164       .0117
                                                        ------         ------      ------
Less: Dividends
Dividends from net investment income ...............    (.0058)        (.0164)     (.0117)
                                                        ------         ------      ------
Net asset value, end of period .....................    $ 1.00         $ 1.00      $ 1.00
                                                        ======         ======      ======
Total Return
Total investment return based on net asset value (b)       .58%          1.65%       1.18%
Ratios/Supplemental Data
Net assets, end of period (in millions) ............    $   46         $   83      $   33
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements .....       .30%(d)        .30%        .30%(d)
   Expenses, before waivers and reimbursements .....       .39%(d)        .40%        .75%(d)
   Net investment income (a) .......................      1.13%(d)       1.57%       2.76%(d)

--------------------------------------------------------------------------------

See footnote summary on page 52.

FINANCIAL HIGHLIGHTS (continued)                 Alliance Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                           California Tax-Free Portfolio
                                                      ---------------------------------------
                                                                      CLASS C
                                                      ---------------------------------------
                                                      Six Months                 December 20,
                                                        Ended          Year        2001(c)
                                                      October 31,      Ended         to
                                                         2002         April 30,   April 30,
                                                      (unaudited)       2002        2001
                                                      ===========     =========  ============
Net asset value, beginning of period ...............    $ 1.00         $ 1.00      $ 1.00
                                                        ------         ------      ------
Income From Investment Operations
Net investment income (a) ..........................     .0050          .0149       .0091
                                                        ------         ------      ------
Less: Dividends
Dividends from net investment income ...............    (.0050)        (.0149)     (.0091)
                                                        ------         ------      ------
Net asset value, end of period .....................    $ 1.00         $ 1.00      $ 1.00
                                                        ======         ======      ======
Total Return
Total investment return based on net asset value (b)       .51%          1.50%        .92%
Ratios/Supplemental Data
Net assets, end of period (in millions) ............    $   88         $   72      $   78
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements .....       .45%(d)        .45%        .45%(d)
   Expenses, before waivers and reimbursements .....       .54%(d)        .55%        .69%(d)
   Net investment income (a) .......................       .98%(d)       1.53%       2.52%(d)

--------------------------------------------------------------------------------

See footnote summary on page 52.

                                                 Alliance Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                 New York
                                                            Tax-Free Portfolio
                                                        -------------------------
                                                                 CLASS A
                                                        -------------------------
                                                        Six Months       May 25,
                                                          Ended          2001(e)
                                                        October 31,        to
                                                           2002         April 30,
                                                        (unaudited)       2002
                                                        ===========     =========
Net asset value, beginning of period ...............      $ 1.00          $ 1.00
                                                          ------          ------
Income From Investment Operations
Net investment income (a) ..........................       .0062           .0149
                                                          ------          ------
Less: Dividends
Dividends from net investment income ...............      (.0062)         (.0149)
                                                          ------          ------
Net asset value, end of period .....................      $ 1.00          $ 1.00
                                                          ======          ======
Total Return
Total investment return based on net asset value (b)         .63%           1.50%
Ratios/Supplemental Data
Net assets, end of period (in millions) ............      $   30          $   22
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements .....         .20%(d)         .20%(d)
   Expenses, before waivers and reimbursements .....         .51%(d)         .60%(d)
   Net investment income (a) .......................        1.24%(d)        1.57%(d)


                                                                 New York
                                                            Tax-Free Portfolio
                                                        -------------------------
                                                                 CLASS B
                                                        -------------------------
                                                        Six Months      August 2,
                                                          Ended          2001(e)
                                                        October 31,        to
                                                           2002         April 30,
                                                        (unaudited)       2002
                                                        ===========     =========
Net asset value, beginning of period ...............      $ 1.00          $ 1.00
                                                          ------          ------
Income From Investment Operations
Net investment income (a) ..........................       .0057           .0098
                                                          ------          ------
Less: Dividends
Dividends from net investment income ...............      (.0057)         (.0098)
                                                          ------          ------
Net asset value, end of period .....................      $ 1.00          $ 1.00
                                                          ======          ======
Total Return
Total investment return based on net asset value (b)         .58%            .98%
Ratios/Supplemental Data
Net assets, end of period (in millions) ............      $   33          $   17
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements .....         .30%(d)         .30%(d)
   Expenses, before waivers and reimbursements .....         .61%(d)         .68%(d)
   Net investment income (a) .......................        1.15%(d)        1.12%(d)

--------------------------------------------------------------------------------

See footnote summary on page 52.

FINANCIAL HIGHLIGHTS (continued)                 Alliance Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout The Period

                                                                New York
                                                           Tax-Free Portfolio
                                                        -------------------------
                                                                 CLASS C
                                                        -------------------------
                                                        Six Months      June 28,
                                                          Ended          2001(c)
                                                        October 31,        to
                                                           2002         April 30,
                                                        (unaudited)       2002
                                                        ===========     =========
Net asset value, beginning of period ...............      $ 1.00          $ 1.00
                                                          ------          ------
Income From Investment Operations
Net investment income (a) ..........................       .0050           .0105
                                                          ------          ------
Less: Dividends
Dividends from net investment income ...............      (.0050)         (.0105)
                                                                          ------
Net asset value, end of period .....................      $ 1.00          $ 1.00
                                                          ======          ======
Total Return
Total investment return based on net asset value (b)         .50%           1.05%
Ratios/Supplemental Data
Net assets, end of period (in millions) ............      $   10          $    4
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements .....         .45%(d)         .45%(d)
   Expenses, before waivers and reimbursements .....         .76%(d)         .88%(d)
   Net investment income (a) .......................         .99%(d)        1.08%(d)

--------------------------------------------------------------------------------

(a)   Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return calculated for a period of less than one year is not annualized.

(c)   Commencement of distribution.

(d)   Annualized.

(e)   Commencement of operations.

                                                 Alliance Institutional Reserves
================================================================================

Alliance Institutional Reserves, Inc.
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800) 221-5672

BOARD OF DIRECTORS

John D. Carifa, Chairman
Ruth Block (1)
David H. Dievler (1)
John H. Dobkin (1)
William H. Foulk, Jr. (1)
Clifford L. Michel (1)
Donald J. Robinson (1)

OFFICERS

Ronald M. Whitehill, President
Andrew M. Aran, Senior Vice President
Drew A. Biegel, Senior Vice President
Kathleen A. Corbet, Senior Vice President
William E. Oliver, Senior Vice President
Raymond J. Papera, Senior Vice President
Kenneth T. Carty, Vice President
John F. Chiodi, Jr., Vice President
Maria R. Cona, Vice President
Joseph Dona, Vice President
Frances M. Dunn, Vice President
Joseph R. LaSpina, Vice President
Eileen M. Murphy, Vice President
Maria C. Sazon, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Thomas R. Manley, Controller

CUSTODIAN

The Bank of New York
One Wall Street
New York, New York 10286

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

AUDITORS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

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(1)   Member of the audit committee.

      Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.


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MANAGEMENT OF THE FUND                           Alliance Institutional Reserves
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Board of Directors Information

The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund's Directors is set forth below.

                                                                                      PORTFOLIOS
                                                       PRINCIPAL                        IN FUND                OTHER
NAME, AGE OF DIRECTOR                                OCCUPATION(S)                      COMPLEX            DIRECTORSHIPS
      ADDRESS                                         DURING PAST                      OVERSEEN BY             HELD BY
(YEARS OF SERVICE*)                                     5 YEARS                         DIRECTOR              DIRECTOR
------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR

John D. Carifa,**, 57                   President, Chief Operating Officer                 114                   None
1345 Avenue of the Americas             and a Director of ACMC, with which
New York, NY 10105                      he has been associated since prior
(11)                                    to 1997.

DISINTERESTED DIRECTORS

Ruth Block,#+, 71                       Formerly an Executive Vice President                88                   None
P.O. Box 4623                           and the Chief Insurance Officer of
Stamford, CT 06903                      The Equitable Life Assurance Society
(10)                                    of the United States; Chairman and
                                        Chief Executive Officer of Evlico.
                                        Formerly a Director of Avon, BP Amoco
                                        Corp., Ecolab, Inc., Tandem Financial
                                        Group and Donaldson, Lufkin & Jenrette
                                        Securities Corporation.

David H. Dievler,#+, 72                 Independent consultant. Until December              95                   None
P.O. Box 167                            1994, Senior Vice President of ACMC
Spring Lake, NJ 07762                   responsible for mutual fund administration.
(9)                                     Prior to joining ACMC in 1984, Chief
                                        Financial Officer of Eberstadt Asset
                                        Management since 1968. Prior to that,
                                        Senior Manager at Price Waterhouse &
                                        Co., Member of American Institute of
                                        Certified Public Accountants since 1953.

John H. Dobkin,#+, 60                   Consultant. Currently, President of the             91                   None
P.O. Box 12                             Board of Save Venice, Inc. (preservation
Annandale, NY 12504                     organization). Formerly a Senior Advisor
(9)                                     from June 1999-June 2000 and President
                                        from December 1989-May1999 of Historic
                                        Hudson Valley (historic preservation).
                                        Previously, Director of the National
                                        Academy of Design. During 1988-92,
                                        Director and Chairman of the Audit
                                        Committee of ACMC.

William H. Foulk, Jr.,#+, 69            Investment Adviser and an independent               109                  None
2 Sound View Drive                      consultant. Formerly Senior Manager
Suite 100                               of Barrett Associates, Inc., a registered
Greenwich, CT 06830                     investment adviser, with which he had been
(11)                                    associated since prior to 1997. Formerly
                                        Deputy Comptroller of the State of New
                                        York and, prior thereto, Chief
                                        Investment Officer of the New York Bank
                                        for Savings.

Clifford L. Michel,#+, 62               Senior Counsel of the law firm of Cahill            91                 Placer Dome,
St. Bernard's Road                      Gordon & Reindel, since February 2001                                  Inc.
Gladstone, NJ 07934                     and a partner of that firm for more than
(9)                                     twenty-five years prior thereto. President
                                        and Chief Executive Officer of Wenonah
                                        Development Company (investments).

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*     There is no stated term of office for the Fund's Directors.

** Mr. Carifa is an "interested person", as defined in the 1940 Act, due to his position as President and Chief Operating Officer of ACMC, the Fund's investment adviser.

#     Member of the Audit Committee.

+     Member of the Nominating Committee.


54

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